As filed with the Securities and Exchange Commission on October 29, 1998

                                                              File Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 61
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 62

                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                      Greg M. Siemons, Assistant Secretary
                              101 California Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

                It is proposed that this filing will become effective:
                  X     immediately upon filing pursuant to Rule 485(b)
                ----
                ____    on _____________ pursuant to Rule 485(b)
                ____    60 days after filing pursuant to Rule 485(a)(1)
                ____    75 days after filing pursuant to Rule 485(a)(2)
                ____    on ______________ pursuant to Rule 485(a)

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                              THE MONTGOMERY FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement

         Cross-Reference  Sheets  for  Class R,  Class P and  Class L shares  of
                     Montgomery Asset Allocation II Fund, Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Strategic Fund and Montgomery High Yield Bond Fund are hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission.

         Part A - Prospectuses for Class R, Class P and Class L shares of Montgomery Asset Allocation II Fund, Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Strategic Fund and Montgomery High Yield Bond Fund are hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission.

         Part B - Statement of Additional Information for Class R, Class P and Class L shares of Montgomery Asset Allocation II
                     Fund, Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Strategic Fund and Montgomery High Yield Bond Fund are hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission.

         Part C -    Other Information

         Signature Page

         Exhibits

                              THE MONTGOMERY FUNDS

                              CROSS REFERENCE SHEET

                                    FORM N-1A

                   Part A: Information Required in Prospectus
             (Prospectus for Class R, Class P and Class L shares of
                       Montgomery Asset Allocation II Fund
                          Montgomery Technology Fund,
                        Montgomery Growth & Income Fund,
                          Montgomery Strategic Fund and
                        Montgomery High Yield Bond Fund)

         The cross-reference sheets for the Prospectuses for Class R, Class P and Class L shares of Montgomery Asset Allocation II Fund, Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Strategic Fund and Montgomery High Yield Bond Fund are hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission.

                         PART B: Information Required in
                       Statement of Additional Information
                    (Statement of Additional Information for
                     Class R, Class P and Class L Shares for
                       Montgomery Asset Allocation II Fund
                          Montgomery Technology Fund,
                        Montgomery Growth & Income Fund,
                          Montgomery Strategic Fund and
                        Montgomery High Yield Bond Fund)

         The cross-reference sheets for the Statements of Additional Information for Class R, Class P and Class L shares of Montgomery Asset Allocation II Fund, Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Strategic Fund and Montgomery High Yield Bond Fund are hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission.

      ---------------------------------------------------------------------

                                     PART A

               PROSPECTUS FOR CLASS R, CLASS P AND CLASS L SHARES
                     OF MONTGOMERY ASSET ALLOCATION II FUND
                          MONTGOMERY TECHNOLOGY FUND,
                        MONTGOMERY GROWTH & INCOME FUND,
                            MONTGOMERY STRATEGIC FUND
                                       AND
                         MONTGOMERY HIGH YIELD BOND FUND



      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS

                       MONTGOMERY ASSET ALLOCATION II FUND,
                           MONTGOMERY TECHNOLOGY FUND,
                        MONTGOMERY GROWTH & INCOME FUND,
                            MONTGOMERY STRATEGIC FUND
                                       AND
                         MONTGOMERY HIGH YIELD BOND FUND

         Effective October 29, 1998, the disclosure for each of the following five non-operational series is removed from the registration statement and each series will be undesignated as a series of The Montgomery Funds: Montgomery Asset Allocation II Fund, Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Strategic Fund and Montgomery High Yield Bond Fund. A prospectus with respect to each of the above-named series has been previously filed with the Commission.

      ---------------------------------------------------------------------

                                     PART B

   STATEMENT OF ADDITIONAL INFORMATION FOR CLASS R, CLASS P AND CLASS L SHARES
                     OF MONTGOMERY ASSET ALLOCATION II FUND
                           MONTGOMERY TECHNOLOGY FUND,
                        MONTGOMERY GROWTH & INCOME FUND,
                            MONTGOMERY STRATEGIC FUND
                                       AND
                         MONTGOMERY HIGH YIELD BOND FUND



      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS

                      MONTGOMERY ASSET ALLOCATION II FUND,
                           MONTGOMERY TECHNOLOGY FUND,
                        MONTGOMERY GROWTH & INCOME FUND,
                            MONTGOMERY STRATEGIC FUND
                                       AND
                         MONTGOMERY HIGH YIELD BOND FUND

         Effective October 29, 1998, the disclosure for each of the following five non-operational series is removed from the registration statement and each series will be undesignated as a series of The Montgomery Funds: Montgomery Asset Allocation II Fund, Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Strategic Fund and Montgomery High Yield Bond Fund. A Statement of Additional Information with respect to each of the above-named series has been previously filed with the Commission.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------


Item 23.          Exhibits


                  (a)      Amended and Restated  Agreement  and  Declaration  of
                           Trust.

                  (b)      Amended and Restated By-Laws.

                  (c) Instruments Defining Rights of Security Holder--Not applicable.

                  (d) Investment Advisory Contracts--Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 52").

                  (e) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 52.

                  (f)      Bonus or Profit Sharing Contracts--Not applicable.

                  (g)      Form of Custody Agreement.

                  (h)      Other Material Contracts:

                           (1) Form of Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 52.

                           (2)      Form of Shareholder Services Plan.

                  (i) Form of Consent and Opinion of Counsel as to legality of shares.

                  (j) Other Opinions: Independent Auditors' Consent - Not applicable.

                  (k)      Omitted Financial Statements - Not applicable.

                  (l) Initial Capital Agreements: Letter of Understanding re: Initial Shares.

                  (m)      Rule 12b-1 Plan:  Form of Share  Marketing Plan (Rule
                           12b-1  Plan)  is   incorporated   by   reference   to
                           Post-Effective Amendment No. 52.

                  (n) Financial Data Schedule. Financial Data Schedules are incorporated by reference to Form NSAR-B filed on August 31, 1998.

                  (o) 18f-3 Plan--Form of Amended and Restated Multiple Class Plan.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

                  Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt, Germany. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those two entities.


Item 25.  Indemnification

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

                  Effective July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to the current investment manager, Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank A.G. Information about the officers and directors of MAM, LLC is provided below. The address for the following persons is 101 California Street, San Francisco, California 94111.

                  R. Stephen Doyle          Chairman  of the Board of  Directors
                                            and Chief Executive  Officer of MAM,
                                            LLC
                  Mark B. Geist             President and Director of MAM, LLC
                  John T. Story             Executive Vice President of MAM, LLC

                  David E. Demarest         Chief  Administrative   Officer  and
                                            Managing Director of MAM, LLC

                  The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following persons is Neue Mainzer Strasse 32-36, Frankfurt am Main, Germany.

                  Heinz Josef Hockmann      Director of MAM, LLC
                  Dietrich-Kurt Frowein     Director of MAM, LLC
                  Andreas Kleffel           Director of MAM, LLC

                  Before July 31, 1997, Montgomery Securities, which is a broker-dealer and the prior principal underwriter of The Montgomery Funds II, was the sole limited partner of the prior investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. was a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which now serve in similar capacities for MAM, LLC.

Item 27. Principal Underwriter

(a)      Funds  Distributor,   Inc.  (the   "Distributor")   acts  as  principal
underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
The Harris Insight Funds Trust
HT Insight Funds, Inc.
J.P. Morgan Institutional Funds
J.P. Morgan Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Kobrick-Cendant Investment Trust
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust

The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
the Munder Funds Trust
The Orbitex Group of Funds
PanAgora Institutional Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
St. Clair Money Market Fund, Inc.
The Skyline Funds
Waterhouse Investors Cash Management Fund, Inc.
WEBS Index Fund, Inc.

Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company of all whose outstanding shares are owned by key employees.

(b) The following is a list of the executive officers of Funds Distributor, Inc.

         President and Chief Executive Officer      -     Mario E. Connolly
         President and Treasurer                          George A. Rio
         Executive Vice President                   -     Donald R. Roberson
         Senior Vice President                      -     Allen B. Closser
         Senior Vice President                      -     Paula K. David
         Senior Vice President                      -     Michael S. Petrucelli
         Senior Vice President, Treasurer
           and Chief Financial Officer              -     Joseph F. Tower, III
         Senior Vice President                      -     Bernard A. Whalen
         Secretary                                        Margaret W. Chambers

(c)      Not Applicable.

Item 28.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and
         (11) of Rule 31a-1(b)), which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 29.  Management Services.

                  There  are  no   management-related   service   contracts  not
         discussed in Parts A and B.

Item 30.  Undertakings.

         (a)      Not applicable.


         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

         (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 26th day of October, 1998.





                                      THE MONTGOMERY FUNDS



                                      By:      Margaret W. Chambers*
                                               ---------------------------------
                                               Margaret W. Chambers
                                               Secretary



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


R. Stephen Doyle *                 Trustee                  October 26, 1998
--------------------
R. Stephen Doyle


Andrew Cox *                       Trustee                  October 26, 1998
--------------------
Andrew Cox


Cecilia H. Herbert *               Trustee                  October 26, 1998
--------------------
Cecilia H. Herbert


John A. Farnsworth *               Trustee                  October 26, 1998
--------------------
John A. Farnsworth







* By:    /s/ Julie Allecta
         ----------------------------
         Julie Allecta, Attorney-in-Fact
         pursuant to Powers of Attorney previously filed.

--------------------------------------------------------------------------------

                                  Item 23 (a)

                              Amended and Restated

                       Agreement and Declaration of Trust

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

ARTICLE I......................................................................1

   SECTION 1.     NAME.........................................................1
   SECTION 2.     DEFINITIONS..................................................1

ARTICLE II.....................................................................2


ARTICLE III....................................................................3

   SECTION 1.     DIVISION OF BENEFICIAL INTEREST..............................3
   SECTION 2.     OWNERSHIP OF SHARES..........................................3
   SECTION 3.     INVESTMENTS IN THE TRUST.....................................4
   SECTION 4.     STATUS OF SHARES AND LIMITATION OF PERSONAL LIABILITY........4
   SECTION 5.     POWER OF BOARD OF TRUSTEES TO CHANGE PROVISIONS
                       RELATING TO SHARES......................................4
   SECTION 6.     ESTABLISHMENT AND DESIGNATION OF SERIES OR CLASSES...........4
      (a)   Assets Belonging to Series.........................................5
      (b)   Liabilities Belonging to Series....................................5
      (c)   Dividends, Distributions, Redemptions, and Repurchases.............6
      (d)   Voting.............................................................6
      (e)   Equality...........................................................6
      (f)   Fractions..........................................................6
      (g)   Exchange Privilege.................................................6
      (h)   Combination of Series or Classes...................................7
      (i)   Elimination of Series or Classes...................................7
   SECTION 7.     INDEMNIFICATION OF SHAREHOLDERS..............................7

ARTICLE IV.....................................................................7

   SECTION 1.     NUMBER, ELECTION AND TENURE..................................7
   SECTION 2.     EFFECT OF DEATH, RESIGNATION, ETC. OF A TRUSTEE..............8
   SECTION 3.     POWERS.......................................................8
   SECTION 4.     PAYMENT OF EXPENSES BY THE TRUST............................11
   SECTION 5.     PAYMENT OF EXPENSES BY SHAREHOLDERS.........................11
   SECTION 6.     OWNERSHIP OF ASSETS OF THE TRUST............................11
   SECTION 7.     SERVICE CONTRACTS...........................................11

ARTICLE V.....................................................................13

   SECTION 1.     VOTING POWERS...............................................13
   SECTION 2.     VOTING POWER AND MEETINGS...................................13
   SECTION 3.     QUORUM AND REQUIRED VOTE....................................14
   SECTION 4.     ACTION BY WRITTEN CONSENT...................................14
   SECTION 5.     RECORD DATES................................................14
   SECTION 6.     ADDITIONAL PROVISIONS.......................................15

ARTICLE VI....................................................................15

   SECTION 1.     DETERMINATION OF NET ASSET VALUE, NET INCOME,
                       AND DISTRIBUTIONS......................................15
   SECTION 2.     REDEMPTIONS AND REPURCHASES.................................15

   SECTION 3.     REDEMPTIONS AT THE OPTION OF THE TRUST......................15

ARTICLE VII...................................................................16

   SECTION 1.     COMPENSATION................................................16
   SECTION 2.     LIMITATION OF LIABILITY.....................................16
   SECTION 3.     INDEMNIFICATION.............................................16

ARTICLE VIII..................................................................17

   SECTION 1.     TRUSTEES SHAREHOLDERS, ETC.  NOT PERSONALLY LIABLE;
                       NOTICE.................................................17
   SECTION 2.     TRUSTEE'S GOOD FAITH ACTION, EXPERT ADVICE,
                       NO BOND OR SURETY......................................17
   SECTION 3.     LIABILITY OF THIRD PERSONS DEALING WITH TRUSTEES............17
   SECTION 4.     TERMINATION OF TRUST, SERIES OR CLASS.......................18
   SECTION 5.     MERGER AND CONSOLIDATION....................................18
   SECTION 6.     FILING OF COPIES, REFERENCES, HEADINGS......................18
   SECTION 7.     APPLICABLE LAW..............................................19
   SECTION 8.     PROVISIONS IN CONFLICT WITH LAW OR REGULATIONS..............19
   SECTION 9.     AMENDMENTS..................................................19
   SECTION 10.    TRUST ONLY..................................................19
   SECTION 11.    USE OF THE NAME "MONTGOMERY.................................19
   SECTION 12.    REFERENCES TO SERIES OR CLASS...............................20

             AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST
                                       OF
                              THE MONTGOMERY FUNDS


                  THIS AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST is made and entered into as of this 23rd day of May 1995 by the Trustees named hereunder.

                  WHEREAS the Trustees desire and have agreed to manage all property coming into their hands as trustees of a Massachusetts business trust in accordance with the provisions hereinafter set forth,

                  NOW, THEREFORE, the Trustees hereby direct that this Agreement and Declaration of Trust be filed with the Secretary of The Commonwealth of Massachusetts and do hereby declare that they will hold all cash, securities and other assets, which they may from time to time acquire in any manner as Trustees hereunder, IN TRUST, and manage and dispose of the same upon the following terms and conditions for the pro rata benefit of the holders of Shares in this Trust.


                                    ARTICLE I
                              Name and Definitions

         Section 1. Name. This Trust shall be known as THE MONTGOMERY FUNDS and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

         Section 2. Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

         (a) The "Trust" refers to the Massachusetts business trust established by this Agreement and Declaration of Trust, as amended from time to time;

         (b) The "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of the Trust or the Trustees.

         (c) "Trustees" refers to the persons who have signed this Agreement and Declaration of Trust, so long as they continue in office in accordance with the terms hereof, and all other persons who may from time to time be duly elected or appointed to serve on the Board of Trustees in accordance with the provisions hereof, and reference herein to a Trustee or the Trustees shall refer to such person or persons in their capacity as trustees hereunder;

         (d) "Shares" means the shares of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares. If the Shares of any Series shall be divided into Classes, "Shares" means the Shares belonging to a particular Class (as the context may require).

         (e)      "Shareholder" means a record owner of outstanding Shares;

         (f) "Person" means and includes individuals, corporations, partnerships, trusts, associations, joint ventures and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof, whether domestic or foreign;

         (g) The "1940 Act" refers to the Investment Company Act of 1940 and the Rules and Regulations thereunder, all as amended from time to time;

         (h) The terms "Commission" and "Principal Underwriter" shall have the meanings given them in the 1940 Act;

         (i) "Declaration of Trust" shall mean this Agreement and Declaration of Trust, as amended or restated from time to time;

         (i) "By-Laws" shall mean the By-Laws of the Trust as amended from time to time;

         (k) The term "Interested Person" has the meaning given it in Section 2(a)(19) of the 1940 Act.

         (1) "Investment Manager" means a party furnishing services to the Trust pursuant to any contract described in Article IV, Section 7(a) hereof.

         (m) "Series Company" refers to the form of registered open-end investment company described in Section 18(f)(2) of the 1940 Act or in any successor statutory provision; and

         (n) "Series" refers to each Series of Shares established and designated under or in accordance with the provisions of Article III.

         (o) "Class" means a Class of Shares established and designated under or in accordance with the provisions of Article III.


                                   ARTICLE II
                                Purpose of Trust

                  The purpose of the Trust is to conduct, operate and carry on the business of a management investment company registered under the 1940 Act through one or more Series invested primarily in securities.

                                   ARTICLE III
                                     Shares

         Section 1. Division of Beneficial Interest The beneficial interest in the Trust shall at all times be divided into an unlimited number of Shares, with a par value of $.0l per Share. The Trustees may authorize the division of Shares into separate Series, and, within Series, into separate Classes, and the different Series and Classes shall be established and designated, and the variations in the relative rights and preferences as between the different Series and Classes thereof shall be fixed and determined, by the Trustees.

                  Subject to the provisions of Section 6 of this Article III, each Share shall have voting rights as provided in Article V hereof, and holders of the Shares of any Series or Class shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article VI,
Section 1 hereof. No Shares shall have any priority or preference over any other Share of the same Series and Class with respect to dividends or distributions upon termination of the Trust or of such Series or such Class made pursuant to
Article VIII, Section 4 hereof. All dividends and distributions shall be made ratably among all Shareholders of a particular Series or Class from the assets belonging to such Series according to the number of Shares of such Series or Class held of record by such Shareholder on the record date for any dividend or distribution or on the date of termination, as the case may be, adjusted for the designated rights and preferences of each Class. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any Series, although the Trustees may provide for the automatic conversion of one Class of Shares of a series into another Class of Shares of the same Series upon the occurrence of certain specific events. The Trustees may from time to time divide or combine the Shares of any particular Series or class into a greater or lesser number of Shares of that Series or Class without thereby changing the proportionate beneficial interest of the Shares of that Series or Class in the assets belonging to that series or in any way affecting the rights of Shares of any other Series or Class.

         Section 2. Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series and which books will reflect Class divisions. No certificates certifying the ownership of Shares shall be issued except as the Board of Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the transfer of Shares of each Series and Class and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to who are the Shareholders of each Series and Class and as to the number of Shares of each Series and Class held from time to time by each.

         Section  3.   Investments  in  the  Trust.   The  Trustees  may  accept
investments in the Trust from such Persons, at such times, on such terms, and for such consideration as they from time to time authorize.

         Section 4. Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death of a Shareholder during the existence of the Trust shall not operate to terminate the Trust, nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but entitles such representative only to the rights of said deceased Shareholder under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholders, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

         Section 5. Power of Board of Trustees to Change Provisions Relating to Shares. Notwithstanding any other provision of this Declaration of Trust and without limiting the power of the Board of Trustees to amend the Declaration of Trust as provided elsewhere herein, the Board of Trustees shall have the power to amend this Declaration of Trust, at any time and from time to time, in such manner as the Board of Trustees may determine in their sole discretion, without the need for Shareholder action, so as to add to, delete, replace or otherwise modify any provisions relating to the Shares contained in this Declaration of Trust, provided that before adopting any such amendment without Shareholder approval the Board of Trustees shall determine that it is consistent with the fair and equitable treatment of all Shareholders or that Shareholder approval is not otherwise required by the 1940 Act or other applicable law.

                  Without limiting the generality of the foregoing, the Board of Trustees may, for the above-stated purposes, amend the Declaration of Trust to amend any of the provisions set forth in paragraphs (a) through (i) of Section 6 of this Article III.

         Section 6. Establishment and Designation of Series or Classes. The establishment and designation of any series or Class of Shares shall be effective upon the resolution by a majority of the then Trustees, setting forth such establishment and designation and the relative rights and preferences of such Series or Class, or as otherwise provided in such resolution.

                  Shares of each  Series or Class  established  pursuant to this
Section 6, unless otherwise provided in the resolution establishing such Series or Class, shall have the following relative rights and preferences:

                  (a) Assets Belonging to Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Asset so allocated to a particular Series shall belong to that Series. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes.

                  (b) Liabilities Belonging to Series. The assets belonging to each particular Series shall be charged with the liabilities of the Trust in respect to that Series and all expenses, costs, charges and reserves attributable to that Series. Specific Classes within each Series shall be charged with the liabilities, expenses, costs, charges and reserves attributable to that Class. Any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series, or within a Series, to any particular Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges, and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the holders of all Series and Classes for all purposes. Under no circumstances shall the assets allocated or belonging to any particular Series be charged with liabilities attributable to any other Series. All Persons who have extended credit which has been allocated to a particular series, or who have a claim or contract which has been allocated to any particular Series, shall look only to the assets of that particular Series for payment of such credit, claim, or contract.

                  (c) Dividends, Distributions, Redemptions, and Repurchases. Notwithstanding any other provisions of this Declaration of Trust, including, without limitation, Article VI, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or of any Class) with respect to, nor any redemption or repurchase of, the Shares of any Series or Class within such Series shall be effected by the Trust other than from the assets belonging to such series, nor, except as specifically provided in Section 7 of this Article III,, shall any Shareholder of any particular Series or Class within such Series otherwise have any right or claim against the assets belonging to any other Series except to the extent that such Shareholder has such a right or claim hereunder as a shareholder of such other Series. The Trustees shall have full discretion, to the extent not inconsistent with the 1940

Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

                  (d) Voting. All Shares of the Trust entitled to vote on a matter shall vote separately by Series and, where appropriate, by Class. That is, the Shareholders of each Series and, within a Series, of each Class shall have the right to approve or disapprove matters affecting the Trust and each respective series and Class as if the Series and, where appropriate, the Class were separate companies. There are, however, two exceptions to voting by separate series or Class. First, if the 1940 Act requires all Shares of the Trust to be voted in the aggregate without differentiation between the separate Series or Classes, then all the Trust's Shares shall be entitled to vote on a one vote per Share basis. Second, if any matter affects only the interests of some but not all Series or some but not all Classes within a Series, then only the Shareholders of such affected Series or Classes shall be entitled to vote on the matter.

                  (e) Equality. All the Shares of each particular Series or Class shall represent an equal proportionate interest in the assets attributable to that Series or Class (subject to the liabilities belonging to that Series or Class), and, except for designated rights and preferences among Classes, each Share of any particular Series shall be equal to each other Share of that Series.

                  (f) Fractions. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligations of a whole share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust.

                  (g) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series and Class shall have the right to exchange said Shares for Shares of one or more other Series of Shares or Classes of the same Series in accordance with such requirements and procedures as may be established by the Trustees.

                  (h) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series unless otherwise required by applicable law, to combine the assets and liabilities belonging to any two or more series or Classes into assets and liabilities belonging to a single series or class.

                  (i) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may by resolution of a majority of the then Trustees abolish that Series or Class and rescind the establishment and designation thereof.

         Section 7. Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust to be held harmless from and indemnified against all loss and expense arising from such liability.


                                   ARTICLE IV
                              The Board of Trustees

         Section 1. Number, Election and Tenure. The number of Trustees constituting the Board of Trustees shall be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees, provided, however, that the number of Trustees shall in no event be less than one nor more than 15. The Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees or remove Trustees with or without cause. Each Trustee shall serve during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his successor. Any Trustee may resign at any time by written instrument signed by him and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his resignation or removal, or any right to damages on account of such removal. The Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose.

         Section 2. Effect of Death, Resignation, etc. of a Trustee. The death, declination, resignation, retirement, removal, or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled as provided in Article IV, Section 1, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Board of Trustees. In the event of the death, declination, resignation, retirement, removal or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to fill vacancies, the Trust's investment adviser or investment advisers jointly, if there is more than one, are empowered to appoint new Trustees subject to the provisions of Section 16(a) of the 1940 Act.

         Section 3. Powers. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Board of Trustees, and such Board shall have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with this Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; fill vacancies in or remove from their number, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and establish and terminate one or more committees consisting of one or more Trustees, which may exercise the powers and authority of the Board of Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the issuance and distribution of Shares by the Trust directly or through one or more Principal Underwriters or otherwise; redeem, repurchase and transfer Shares pursuant to applicable law; set record dates for the determination of Shareholders with respect to various matters; declare and pay dividends and distributions to Shareholders of each Series from the assets of such Series; and, in general, delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian, transfer or shareholder servicing agent, or Principal Underwriter. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees. Unless otherwise specified or required by law, any action taken by the Board of Trustees shall be deemed effective if approved or taken by a majority of the Trustees then in office.

                  Without limiting the foregoing, the Board of Trustees shall have power and authority:

                  (a) To invest and reinvest cash, to hold cash uninvested,  and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial paper, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including, without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the U.S. Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, to change the investments of the assets of the Trust; and to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons, to exercise any of said rights, powers, and privileges in respect of any of said instruments;

                  (b) To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust;

                  (c) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

                  (d) To exercise powers and right of subscription or otherwise which in any manner arise out of ownership of securities;

                  (e) To hold any security or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise;

                  (f) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;

                  (g) To join with other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee. depositary or trustee as the Trustees shall deem proper;

                  (h) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including but not limited to claims for taxes;

                  (i)  To  enter  into  joint   ventures,   general  or  limited
partnerships and any other combinations or associations;

                  (j) To borrow funds or other property in the name of the Trust exclusively for Trust purposes;

                  (k) To endorse or guarantee the payment of any notes or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof;

                  (1) To purchase and pay for entirely out of Trust Property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, investment adviser, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such Person against liability; and

                  (m) To adopt, establish and carry out pension, profitsharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust.

                  The Trustees shall not be limited to investing in obligations maturing before the possible termination of the Trust or one or more of its Series. The Trustees shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trustees shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

         Section 4. Payment of Expenses by the Trust. The Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, investment adviser or manager, principal underwriter, auditors, counsel, custodian,, transfer agent, Shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur.

         Section 5. Payment of Expenses by Shareholders. The Trustees shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series, to pay directly, in advance or arrears, for charges of the Trust's custodian or transfer, Shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of shares in the account of such

Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such charges due from such Shareholder.

         Section 6. Ownership of Assets of the Trust. Title to all of the assets of the Trust shall at all times be considered as vested in the Trustees as joint tenants except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other Person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the resignation, removal or death of a Trustee he shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust Property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

         Section 7.        Service Contracts.

                  (a) Subject to such requirements and restrictions as may be set forth in the By-Laws, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series with any corporation, trust, association or other organization; and any such contract may contain such other terms as the Trustees may determine, including without limitation, authority for the Investment Manager to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, or such other activities as may specifically be delegated to such party.

                  (b) The Trustees may also, at any time and from time to time, contract with any corporation, trust, association or other organization, appointing it exclusive or nonexclusive distributor or Principal Underwriter for the Shares of one or more of the Series. Every such contract shall comply with such requirements and restrictions as may be set forth in the By-Laws; and any such contract may contain such other terms as the Trustees may determine.

                  (c) The Trustees are also empowered, at any time and from time to time, to contract with any corporations, trusts, associations or other organizations, appointing it or them the custodian, transfer agent and/or shareholder servicing agent for the Trust or one or more of its Series. Every such contract shall comply with such requirements and restrictions as may be set forth in the By-Laws or stipulated by resolution of the Trustees.

                  (d) The Trustees are further empowered, at any time and from time to time, to contract with any entity to provide such other services to the Trust or one or more of the Series, as the Trustees determine to be in the best interests of the Trust and the applicable Series.

                  (e)      The fact that:

                           (i) any of the Shareholders, Trustees, or officers of
the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter, distributor, or affiliate or agent of or for any corporation, trust, association, or other organization, or for any parent or affiliate of any organization with which an advisory, management or administration contract, or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or that

                           (ii) any  corporation,  trust,  association  or other
organization with which an advisory, management or administration contract or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other type of service contract may have been or may hereafter be made also has an advisory, management or administration contract, or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other service contract with one or more other corporations, trust, associations, or other organizations, or has other business or interests, shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its Shareholders, provided approval of each such contract is made pursuant to the requirements of the 1940 Act.


                                    ARTICLE V
                    Shareholders' Voting Powers and Meetings

         Section 1. Voting  Powers.  Subject to the  provisions  of Article III,
Section 6(d), the Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article IV, Section 1, (ii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, (iii) with respect to the termination of the Trust or any Series or any Class to the extent and as provided in Article VIII, Section 4, and (iv) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. At any time when no Shares of a series or Class are outstanding, the Trustees may exercise all rights of Shareholders of that Series or Class with respect to matters affecting that Series or Class, take any action required by law, this Declaration of Trust or the By-Laws, to be taken by the Shareholders.

         Section 2. Voting Power and Meetings. Meetings of the Shareholders may be called by the Trustees for the purpose of electing Trustees as provided in
Article IV, Section 1 and for such other purposes as may be prescribed by law, by this Declaration of Trust or by the By-Laws. Meetings of the Shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven (7) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust. Whenever notice of a meeting is require4 to be given to a Shareholder under this Declaration of Trust or the By-Laws, a written waiver thereof, executed before or after the meeting by such Shareholder or his attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.

         Section 3. Quorum and Required Vote. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, forty percent (40%) of the Shares entitled to vote shall constitute a quorum at a Shareholders' meeting. When any one or more Series or Class is to vote as a single or separate class, forty percent (40%) of the Shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. Subject to the provisions of Article III,
Section 6(d), when a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality shall elect a Trustee, except when a larger vote is required by any provision of this Declaration of Trust or the By-Laws or by applicable law.

         Section 4. Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if Shareholders holding a majority of the Shares entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of this Declaration of Trust or by the By-Laws) and holding a majority (or such larger proportion as aforesaid) of the Shares of any Series or Class entitled to vote separately on the matter consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

         Section  5.  Record  Dates.   For  the  purpose  of   determining   the
Shareholders of any Series or Class who are entitled to vote or act at any meeting or any adjournment thereof, the Trustees may from time to time fix a time, which shall be not more than ninety (90) days before the date of any meeting of Shareholders, as the record date for determining the Shareholders of such Series or Class having the right to notice of and to vote at such meeting and any adjournment thereof, and in such case only Shareholders of record on such record date shall have such right, notwithstanding any transfer of shares on the books of the Trust after the record date. For the purpose of determining the Shareholders of any Series or Class who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other payment, as the record date for determining the Shareholders of such Series or Class having the right to receive such dividend or distribution. Without fixing a record date the Trustees may for voting and/or distribution purposes close the register or transfer books for one or more series for all or any part of the period between a record date and a meeting of Shareholders or the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

         Section 6. Additional Provisions. The By-Laws may include further provisions for Shareholders' votes and meetings and related matters.


                                   ARTICLE VI
                 Net Asset Value, Distributions, and Redemptions

         Section 1. Determination of Net Asset Value, Net Income, and Distributions. Subject to Article III, Section 6 hereof, the Trustees, in their absolute discretion, may prescribe and shall set forth in the By-laws or in a duly adopted vote of the Trustees such bases and time for determining the per Share or net asset value of the Shares of any Series and Class or net income attributable to the Shares of any Series and Class, or the declaration and payment of dividends and distributions on the Shares of any Series and Class, as they may deem necessary or desirable.

         Section 2. Redemptions and Repurchases. The Trust shall purchase such Shares as are offered by any Shareholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust or a Person designated by the Trust that the Trust purchase such Shares or in accordance with such other procedures for redemption as the Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof, in accordance with the By-Laws and applicable law. Payment for said Shares shall be made by the Trust to the Shareholder within seven days after the date on which the request is made in proper form. The obligation set forth in this Section 2 is subject to the provision that in the event that any time the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the Rules of the Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Series or to determine fairly the value of the net assets belonging to such series or during any other period permitted by order of the Commission for the protection of investors, such obligations may be suspended or postponed by the Trustees. The redemption price may in any case or cases be paid wholly or partly in kind if the Trustees determine that such payment is advisable in the interest of the remaining Shareholders of the Series for which the Shares are being redeemed. Subject to the foregoing, the fair value, selection and quantity of securities or other property so paid or delivered as all or part of the redemption price may be determined by or under Authority of the Trustees. In no case shall the Trust be liable for any delay of any corporation or other Person in transferring securities selected for delivery as all or part of any payment in kind.

         Section 3. Redemptions at the Option of the Trust. The Trust shall have the right at its option and at any time to redeem Shares of any Shareholder at the net asset value thereof as described in Section 1 of this Article VI: (i) if at such time such Shareholder owns Shares of any Series having an aggregate net asset value of less than an amount determined from time to time by the Trustees prior to the acquisition of said Shares; or (ii) to the extent that such Shareholder owns Shares of a particular series equal to or in excess of a percentage of the outstanding Shares of that Series determined from time to time by the Trustees; or (iii) to the extent that such Shareholder owns Shares equal to or in excess of a percentage, determined from time to time by the Trustees, of the outstanding Shares of the Trust or of any Series.


                                   ARTICLE VII
              Compensation and Limitation of Liability of Trustees

         Section 1. Compensation. The Trustees as such shall be entitled to reasonable compensation from the Trust, and they may fix the amount of such compensation. Nothing herein shall in any -way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for the same by the Trust.

         Section 2. Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, but nothing herein contained shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

         Section 3. Indemnification. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for and to provide by resolution or in the By-Laws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the by-laws or in a resolution of the

Board of Trustees.


                                  ARTICLE VIII
                                  Miscellaneous

         Section 1. Trustees Shareholders, etc. Not Personally Liable; Notice. All Persons extending credit to, contracting with or having any claim against the Trust or any Series shall look only to the assets of the Trust, or, to the extent that the liability of the Trust may have been expressly limited by contract to the assets of a particular Series, only to the assets belonging to the relevant Series, for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Nothing in this Declaration of Trust shall protect any Trustee against any liability to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.

                  Every note, bond, contract, instrument, certificate or undertaking made or issued on behalf of the Trust by the Board of Trustees, by any officers or officer or otherwise may include a notice that this Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts and may recite that the note, bond, contract, instrument, certificate, or undertaking was executed or made by or on behalf of the Trust or by them as Trustee or Trustees or as officers or officer or otherwise and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust or upon the assets belonging to the Series for the benefit of which the Trustees have caused the note, bond, contract, instrument, certificate or undertaking to be made or issued, and may contain such further recital as he or they may deem appropriate, but the omission of any such recital shall not operate to bind any Trustee or Trustees or officer or officers or Shareholders or any other person individually.

         Section 2. Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable solely for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

         Section 3. Liability of Third Persons Dealing with Trustees. No Person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

         Section 4. Termination of Trust, Series or Class. Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees by written notice to the Shareholders. Any Series or Class may be terminated at any time by vote of a majority of the Shares of that Series or Class (in the case of a proposed termination of a Class) or by the Trustees by written notice to the Shareholders of that Series or Class.

                  Upon termination of the Trust (or any Series or Class, as the case may be), after paying or otherwise providing for all charges, taxes, expenses and liabilities belonging, severally, to each Series and Class (or the applicable Series or Class, as the case may be), whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets belonging, severally, to each Series and Class (or the applicable Series or Class, as the case may be), to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds belonging to each Series and Class (or the applicable Series or Class, as the case may be), to the Shareholders of that Series or Class, as a Series or Class, ratably according to the number of Shares of that Series or Class held by the several Shareholders on the date of termination.

         Section 5. Merger and Consolidation. The Trustees may cause the Trust or one or more of its Series or Classes to be merged into or consolidated with another Trust or company or the Shares exchanged under or pursuant to any state or Federal statute, if any, or otherwise to the extent permitted by law. Such merger or consolidation or Share exchange must be authorized by vote of a majority of the outstanding Shares of the Trust, as a whole, or any affected Series, as may be applicable; provided that in all respects not governed by statute or applicable law, the Trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation.

         Section 6. Filing of Copies, References, Headings. The original or a copy of this instrument and of each amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each amendment hereto shall be filed by the Trust with the Secretary of The Commonwealth of Massachusetts and with any other governmental office where such filing may from time to time be required. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such amendments. In this instrument and in any such amendment, references to this instrument, and all expressions like "herein", "hereof" and "hereunder", shall be deemed to refer to this instrument as amended or affected by any such amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

         Section 7. Applicable Law. This Agreement and Declaration of Trust is created under and is to be governed by and construed and administered according to the laws of The Commonwealth of Massachusetts. The Trust shall be of the type commonly called a Massachusetts business trust, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.

         Section 8.        Provisions in Conflict with Law or Regulations.

                  (a) The provisions of the Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

                  (b) If any provision of the Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust in any jurisdiction.

         Section 9. Amendments. This Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees.

         Section 10. Trust Only. It is the intention of the Trustees to create only the relationship of Trustee and beneficiary between the Trustees and each Shareholder from time to time. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a trust. Nothing in this Agreement and Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.

         Section 11. Use of the Name "Montgomery." Montgomery Asset Management, L.P., the proposed Investment Manager of the Trust's assets, has consented to the use by the Trust of the identifying word "Montgomery" as part of the name of the Trust and in the name of any Series of Shares. In the event Montgomery Asset Management, L.P. ceases to be the Investment Manager of the Trust, the Trust shall cease using the word "Montgomery" as part of its name or the name of any series of Shares, unless otherwise consented to by Montgomery Asset Management, L.P. or any successor to its interests in such word.

         Section 12. References to Series or Class. References to Series in the case of a Series that has been divided into Classes shall be construed to include reference to each Class thereof (as appropriate).


              [The remainder of this page left blank intentionally]

IN WITNESS WHEREOF, the Trustees named below do hereby set their hands as of the 23rd day of May 1995.

/s/ R. Stephen Doyle                                    /s/ Andrew Cox
----------------------------                            ------------------------
R. Stephen Doyle                                        Andrew Cox
600 Montgomery Street                                   750 Vine Street
San Francisco, CA  94111                                Denver, CO  80206

/s/ John A. Farnsworth                                  /s/ Cecilia H. Herbert
----------------------------                            ------------------------
John A. Farnsworth                                      Cecilia H. Herbert
One California Street                                   2636 Vallejo Street
Suite 1950                                              San Francisco, CA  94123
San Francisco, CA  94111



THE PRINCIPAL PLACE OF BUSINESS OF THE TRUST IS 600 MONTGOMERY STREET, SAN FRANCISCO, CALIFORNIA 94111.

--------------------------------------------------------------------------------

                                   Item 23(b)

                              Amended and Restated

                                    By-Laws

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----

ARTICLE I......................................................................2
  Section 1  PRINCIPAL OFFICE..................................................2
  Section 2  OTHER OFFICES.....................................................2

ARTICLE II.....................................................................2
  Section 1  PLACE OF MEETINGS.................................................2
  Section 2  CALL OF MEETING...................................................2
  Section 3  NOTICE OF SHAREHOLDERS' MEETING...................................2
  Section 4  MANNER OF GIVING NOTICE; AFFIDAVIT OF NOTICE......................3
  Section 5  ADJOURNED MEETING: NOTICE.........................................3
  Section 6  VOTING............................................................3
  Section 7  WAIVER OF NOTICE BY CONSENT OF ABSENT SHAREHOLDERS................4
  Section 8  SHAREHOLDER ACTION BY
  WRITTEN CONSENT WITHOUT A MEETING............................................4
  Section 9  RECORD DATE FOR SHAREHOLDER NOTICE, VOTING AND GIVING CONSENTS....4
  Section 10  PROXIES..........................................................5
  Section 11  INSPECTORS OF ELECTION...........................................5

ARTICLE III....................................................................6
  Section 1  POWERS............................................................6
  Section 2  NUMBER OF TRUSTEES................................................6
  Section 3  VACANCIES.........................................................6
  Section 4  PLACE OF MEETINGS AND MEETINGS BY TELEPHONE.......................7
  Section 5  REGULAR MEETINGS..................................................7
  Section 7  QUORUM............................................................7
  Section 8  WAIVER OF NOTICE..................................................7
  Section 9  ADJOURNMENT.......................................................8
  Section 10  NOTICE OF ADJOURNMENT............................................8
  Section 11  ACTION WITHOUT A MEETING.........................................8
  Section 12  COMPENSATION OF TRUSTEE..........................................8
  Section 13  DELEGATION OF POWER TO OTHER TRUSTEES............................8

ARTICLE IV.....................................................................8
  Section 1  COMMITTEES OF TRUSTEES............................................8
  Section 2  MEETINGS AND ACTION OF COMMITTEES.................................9

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----

ARTICLE V......................................................................9
  Section 1  OFFICERS..........................................................9
  Section 2  ELECTION OF OFFICERS..............................................9
  Section 3  SUBORDINATE OFFICERS.............................................10
  Section 4  REMOVAL-AND RESIONATION OF OFFICERS..............................10
  Section 5  VACANCIES IN OFFICES.............................................10
  Section 6  CHAIRMAN OF THE BOARD............................................10
  Section 7  PRESIDENT........................................................10
  Section 8  VICE PRESIDENTS..................................................10
  Section 9  SECRETARY........................................................11
  Section 10  TREASURER.......................................................11

ARTICLE VI  ..................................................................11
  Section 1  AGENTS PROCEEDINGS AND EXPENSES..................................12
  Section 2  ACTIONS OTHER THAN BY TRUST......................................12
  Section 3  ACTIONS BY THE TRUST.............................................12
  Section 4  EXCLUSION OF INDEMNIFICATION.....................................13
  Section 5  SUCCESSFUL DEFENSE BY AGENT......................................13
  Section 6  REQUIRED APPROVAL................................................13
  Section 7  ADVANCE OF EXPENSES..............................................14
  Section 8  OTHER CONTRACTUAL RIGHTS.........................................14
  Section 9  LIMITATIONS......................................................14
Section 10  INSURANCE.........................................................14
  Section 11  FIDUCIARIES OF EMPLOYEE BENEFIT PLAN............................14

ARTICLE VII...................................................................15
  Section 1  MAINTENANCE AND INSPECTION OF SHARE REGISTER.....................15
  Section 2  MAINTENANCE AND INSPECTION OF BY-LAWS............................15
  Section 3  MAINTENANCE AND INSPECTION OF OTHER RECORDS......................15
  Section 4  INSPECTION BY TRUSTEES...........................................15
  Section 5  FINANCIAL STATEMENTS.............................................15

ARTICLE VIII..................................................................16
  Section 1  CHECKS, DRAFTS, EVIDENCE OF INDEBTEDNESS.........................16
  Section 2  CONTRACTS AND INSTRUMENTS; HOW EXECUTED..........................16
  Section 3  CERTIFICATES FOR SHARES..........................................16
  Section 4  LOST CERTIFICATES................................................16
  Section 5  REPRESENTATION OF SHARES OF OTHER ENTITIES HELD BY TRUST.........17
  Section 6  FISCAL YEAR......................................................17

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----

ARTICLE IX....................................................................17
  Section 1  AMENDMENT BY SHAREHOLDERS........................................17
  Section 2  AMENDMENT BY TRUSTEES............................................17
  Section 3  INCORPORATION BY REFERENCE INTO AGREEMENT AND DECLARATION
             OF TRUST OF THE TRUST............................................17

                              AMENDED AND RESTATED

                                     BY-LAWS

                                       OF

                              THE MONTGOMERY FUNDS
                         A Massachusetts Business Trust


                                    ARTICLE I

                                     OFFICES

         Section 1 PRINCIPAL OFFICE. The Board of Trustees shall fix and, from time to time, may change the location of the principal executive office of The Montgomery Funds (the "Trust") at any place within or outside the state of Massachusetts.

         Section 2 OTHER OFFICES. The Board of Trustees may at any time establish branch or subordinate offices at any place or places where the Trust intends to do business.


                                   ARTICLE II

                            MEETINGS OF SHAREHOLDERS

         Section 1 PLACE OF MEETINGS. Meetings of shareholders shall be held at any place designated by the Board of Trustees. In the absence of any such designation, shareholders' meetings shall be held at the principal executive office of the Trust.

         Section 2 CALL OF MEETING. A meeting of the shareholders may be called at any time by the Board of Trustees or by the Chairman of the Board or by the President.

         Section 3 NOTICE OF SHAREHOLDERS' MEETING. All notices of meetings of shareholders shall be sent or otherwise given in accordance with Section 4 of this Article II not less than seven (7) nor more than seventy-five.(75) days before the date of the meeting. The notice shall specify (i) the place, date and hour of the meeting, and (ii) the general nature of the business to be transacted. The notice of any meeting at which Trustees are to be elected also shall include the name of any nominee or nominees whom at the time of the notice are intended to be presented for election.

         If action is proposed to be taken at any meeting for approval of (i) a contract or transaction in which a Trustee has a direct or indirect financial interest, (ii) an amendment of the Trust's Agreement and Declaration of Trust,
(iii) a reorganization of the Trust, or (iv) a voluntary dissolution of the Trust, the notice shall also state the general nature of that proposal.

         Section 4 MANNER OF GIVING NOTICE; AFFIDAVIT OF NOTICE. Notice of any meeting of shareholders shall be given either personally or by first-class mail or telegraphic or other written communication, charges prepaid, addressed to the shareholder at the address of that shareholder appearing on the books of the Trust or its transfer agent or given by the shareholder to the Trust for the purpose of notice. If no such address appears on ,the Trust's books or is given, notice shall be deemed to have been given if sent to that shareholder by first-class mail or telegraphic or other written communication to the Trust's principal executive office, or if published at least once in a newspaper of general circulation in the county where that office is located. Notice shall be deemed to have been given at the time when delivered personally or deposited in the mail or sent by telegram or other means of written communication.

         If any notice addressed to a shareholder at the address of that shareholder appearing on the books of the Trust is returned to the Trust by the United States Postal Service marked to indicate that the Postal Service is unable to deliver the notice to the shareholder at that address, all future notices or reports shall be deemed to have been duly given without further mailing if these shall be available to the shareholder on written demand of the shareholder at the principal executive office of the Trust for a period of one year from the date of the giving of the notice.

         An affidavit of the' mailing or other means of giving any notice of any shareholder's meeting shall be executed by the Secretary, Assistant Secretary or any transfer agent of the Trust giving the notice and shall be, filed and maintained in the minute book of the Trust. .

         Section 5 ADJOURNED MEETING: NOTICE. Any shareholder's meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of the majority of the shares represented at that meeting, either in person or by proxy.

         When any meeting of shareholders is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken, unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty (60) days from the date set for the original meeting, in which case the Board of Trustees shall set a new record date. Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the provisions of Sections 3 and 4 of this Article II. At any adjourned meeting, the Trust may transact any business which might have been transacted at the original meeting.

         Section 6 VOTING. The shareholders entitled to vote at any meeting of shareholders shall be determined in accordance with the provisions of the Agreement and Declaration of Trust of the Trust, as in effect at such time. The shareholders' vote may be by voice vote or by ballot, provided, however, that any election for Trustees must be by ballot if demanded by any shareholder before the voting has begun. On any matter other than elections of Trustees, any shareholder may vote part of the shares in favor of the proposal and refrain from voting the remaining shares or vote them against the proposal, but if the shareholder fails to specify the number of shares which the shareholder is voting affirmatively, it will be conclusively presumed that the shareholder's approving vote is with respect to the total shares that the shareholder is entitled to vote on such proposal.

         Section 7 WAIVER OF NOTICE BY CONSENT OF ABSENT SHAREHOLDERS. The transactions of the meeting of shareholders, however called and noticed and wherever held, shall be as valid as though had at a meeting duly held after regular call and notice if a quorum be present either in person or by proxy and if either before or after the meeting, each person entitled to vote who was not present in person or by proxy signs a written waiver of notice or a consent to a holding of the meeting or an approval of the minutes. The waiver of notice or consent need not specify either the business to be transacted or the purpose of any meeting of shareholders.

         Attendance by a person at a meeting shall also constitute a waiver of notice of that meeting, except when the person objects at the beginning of the meeting' to the transaction of any business because the meeting is not lawfully called or convened and except that attendance at A meeting is not a waiver of any right to object to the consideration of matters not included in the notice of the meeting if that objection is expressly made at the beginning of the meeting.

         Section 8 SHAREHOLDER ACTION BY WRITTEN CONSENT WITHOUT A MEETING. Any action which may be taken at any meeting of shareholders may be taken without a meeting and without prior notice if a consent in writing setting forth the action so taken is signed by the holders of outstanding shares having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all shares entitled to vote on that action were present and Voted. All such consents shall be filed with the Secretary of the Trust and shall be maintained in the Trust's records. Any shareholder giving a written consent or the shareholder's proxy holder or a transferee of the shares or a personal representative of the shareholder or their respective proxy holders may revoke the consent by a writing received by the Secretary of the Trust before Written consents of the number of shares required to authorize the. proposed action have been filed with the Secretary.

         If the consents of all shareholders entitled to vote have not been solicited in writing and if the unanimous written consent of all such shareholders shall not have been received, the Secretary shall give prompt notice of the action approved by the shareholders without a meeting. This notice shall be given in the manner specified in Section 4 of this Article II. In the case of approval of (i) contracts or transactions in which a Trustee has a direct or indirect financial interest, (ii) indemnification of agents of the Trust, and (iii) a reorganization of the Trust, the notice shall be given at least ten (10) days before the consummation of any action authorized by that approval.

         Section 9 RECORD DATE FOR SHAREHOLDER NOTICE, VOTING AND GIVING CONSENTS. For purposes of determining the shareholders entitled to notice of any meeting or to vote or entitled to give consent to action without a meeting, the Board of Trustees may fix in advance a record date which shall not be more than ninety (90) days nor less than seven (7) days before the date of any such meeting as provided in the Agreement and Declaration of Trust of the Trust.

         If the Board of Trustees does not so fix a record date:

         (a) The record date for determining shareholders entitled to notice of or to vote at a meeting of shareholders shall be at the close of business on the business day next preceding the day on which notice is given or if notice is waived, at the close of business on the business day next preceding the day on which the meeting is held.

         (b) The record date for determining shareholders entitled to give consent to action in writing without a meeting, (i) when no prior action by the Board of Trustees has been taken, shall be the day on which the first written consent is given, or (ii) when prior action of the Board of Trustees has been taken, shall be at the close of business on the day on which the Board of Trustees adopt the resolution relating to that action or the seventy-fifth day before the date of such other action, whichever is later.

         Section 10 PROXIES. Every person entitled to vote for Trustees or on any other matter shall have the right to do so either in person or by one or more agents authorized by a written proxy signed by the person and filed with the Secretary of the Trust. A proxy shall be deemed signed if the shareholder's name is placed on the proxy (whether by manual signature, typewriting, telegraphic transmission or otherwise) by the shareholder or the shareholder's attorney-in-fact. A validly executed proxy which does not state that it is irrevocable shall continue in full force and effect unless (i) revoked by the person executing it before the vote pursuant to that proxy by a writing delivered to the Trust stating that the proxy is revoked or by a subsequent proxy executed by or attendance at the meeting and voting in person by the person executing that proxy; or (ii) written notice of the death or incapacity of the maker of that proxy is received by the Trust before the vote pursuant to that proxy is counted; provided however, that no proxy shall be valid after the expiration of eleven (11) months from the date of the proxy unless otherwise provided in the proxy.

         Section 11 INSPECTORS OF ELECTION. Before any meeting of shareholders, the Board of Trustees may appoint any persons other than nominees for office to act as inspectors of election at the meeting or its adjournment. If no inspectors of election are so appointed, the chairman of the:meeting may and on the request of any shareholder or a shareholder's proxy shall, appoint inspectors of election at the meeting. The number of inspectors shall be either one (1) or three (3). If inspectors are appointed at a meeting on the request of one or more shareholders or proxies, the holders of a majority of shares or their proxies present at the meeting shall determine whether one (1) or three
(3) inspectors are to be appointed. If any person appointed as inspector fails to appear or fails or refuses to act, the Chairman of the meeting may and on the request of any shareholder or a shareholder's proxy, shall appoint a person to fill the vacancy.

These inspectors shall:

         (a) Determine the number of shares outstanding and the voting power of each, the shares represented at the meeting, the existence of a quorum and the authenticity, validity and effect of proxies;
         (b)      Receive votes, ballots or consents;
         (c) Hear and determine all challenges and questions in any way arising in connection with the right to vote;
         (d)      Count and tabulate all votes or consents;
         (e)      Determine when the polls shall close;
         (f)      Determine the result; and
         (g) Do any ' other acts that may be proper to conduct the election or vote with fairness to all shareholders.


                                   ARTICLE III

                                    TRUSTEES

         Section 1 POWERS. Subject to the applicable provisions of the Agreement and Declaration of Trust of the Trust and these By-Laws relating to action required to be approved by the shareholders or by the outstanding shares, the business and affairs of the Trust shall be managed and all powers shall be exercised by or under the direction of the Board of Trustees.

         Section 2 NUMBER OF TRUSTEES. The exact number of Trustees within the limits specified in the Agreement and Declaration of Trust of the Trust shall be fixed from time to time by a written instrument signed or a resolution approved at a duly constituted meeting by a majority of the Board of Trustees.

         Section 3 VACANCIES. Vacancies in the Board of Trustees may be filled by a majority of the remaining Trustees, though less than a quorum, or by a sole remaining Trustee, unless the Board of Trustees calls a meeting of shareholders for the purposes of electing Trustees. In the event that at any time less than a majority of the Trustees holding office at that time were so elected by the holders of the outstanding voting securities of the Trust, the Board of Trustees shall forthwith cause to be held as promptly as possible, and in any event within sixty (60) days, a meeting of such holders for the purpose of electing Trustees to fill any existing vacancies in the Board of Trustees, unless such period is extended by order of the United States Securities and Exchange Commission.

         Notwithstanding the above, whenever and for so long as the Trust is a participant in or otherwise has in effect a Plan under which the Trust may be deemed to bear expenses of distributing its shares as that practice is described in Rule 12b-1 under the Investment Company Act of 1940, then the selection and nomination of the Trustees who are not interested persons of the Trust (as that term is defined in the Investment Company Act of 1940) shall be, and is, committed to the discretion of such disinterested Trustees.

         Section 4 PLACE OF MEETINGS AND MEETINGS BY TELEPHONE. All meetings of the Board of Trustees may be held at any place that. has been agreed to by the Board. In the absence of such a designation, regular meetings shall be held at the principal executive office of the Trust. With the exception of meetings at which an Investment Management Agreement, Portfolio Advisory Agreement or any Distribution Plan adopted pursuant to Rule 12b-1 is approved by the Board, any meeting, regular or special, may be held by conference telephone or similar communication equipment, so long as all Trustees participating in the meeting can hear one another, and all such Trustees shall be deemed to be present in person at the meeting.

         Section 5 REGULAR MEETINGS. Regular meetings of the Board of Trustees shall be held without call at such time as shall from time to time be fixed by the Board of Trustees. Such regular meetings may be held without notice.

         Section 6. SPECIAL MEETINGS. Special meetings of the Board of Trustees for any purpose or purposes may be called at any time by the Chairman of the Board or the President or any Vice President or the Secretary or any two (2) Trustees.

         Notice of the time and place of special meetings shall be delivered personally or by telephone to each Trustee or sent by first-class mail or telegram, charges prepaid, addressed to each Trustee at that Trustee's address as it is shown on the records of the Trust. In case the notice is mailed, it shall be deposited in the United States mail at least seven (7) calendar days before the time of the holding of-the meeting. In case the notice is delivered personally or by telephone or to the telegraph company or by express mail or similar service, it shall be given at least forty-eight (48) hours before the time of the holding of the meeting. Any oral notice given personally or by telephone may be communicated either to the Trustee or to a person at the office of the Trustee whom the person giving the notice has reason to believe will promptly communicate it to the Trustee. The notice need not specify the purpose of the meeting or the place if the meeting is to be held at the principal executive office of the Trust.

         Section 7 QUORUM. A majority of the authorized number of Trustees shall constitute a quorum for the transaction of business, except to adjourn as provided in Section 10 of this Article III. Every act or decision done or made by a majority of the Trustees present at a meeting duly held at which a quorum is present shall be regarded as the act of the-Board of Trustees, subject to the provisions of the Trust's Agreement and Declaration of Trust. A meeting at which a quorum is initially present may continue to transact business notwithstanding the withdrawal of Trustees if any action taken is approved by a least a majority of the required quorum for that meeting.

         Section 8 WAIVER OF NOTICE. Notice of any meeting need not be given to any Trustee who either before or after the meeting signs a written waiver of notice, a consent to holding the meeting, or an approval of the minutes. The waiver of notice or consent need not specify the purpose of the meeting. All such waivers, consents, and approvals shall be filed with the records of the Trust or made a part of the minutes of the meeting. Notice of a meeting shall also be deemed given to any Trustee who attends the meeting without protesting before or at its commencement the lack of notice to that Trustee.

         Section 9 ADJOURNMENT. A majority of the Trustees present, whether or not constituting a quorum, may adjourn any meeting to another time and place.

         Section 10 NOTICE OF ADJOURNMENT. Notice of the time and place of holding an adjourned meeting need not be given unless the meeting is adjourned for more than forty-eight (48) hours in which case notice of the time and place shall be given before the time of the adjourned meeting in the manner specified in Section 7 of this Article III to the Trustees who were present at the time of the adjournment.

         Section 11 ACTION WITHOUT A MEETING. With the exception of the approval of an investment management agreement, portfolio advisory agreement, or any distribution plan adopted pursuant to Rule 12b-1, any action required or permitted to be taken by the Board of Trustees may be taken without a meeting if a majority of the members of the Board of Trustees shall individually or collectively consent in writing to that action. Such action by written consent shall have the same force and effect as a majority vote of the Board of Trustees. Such written consent or consents shall be filed with the minutes of the proceedings of the Board of Trustees.

         Section 12 COMPENSATION OF TRUSTEE. Trustees and members of committees may receive such compensation, if any, for their services and such reimbursement of expenses as may be fixed or determined by resolution of the Board of Trustees. This Section 12 shall not be construed to preclude any Trustee from serving the Trust in any other capacity as an officer, agent, employee or otherwise and receiving compensation for those services.

         Section 13 DELEGATION OF POWER TO OTHER TRUSTEES. Any Trustee may, by power of attorney, delegate his or her power for a period not exceeding six (6) months at any one time to any other Trustee or Trustees; provided that in no case shall fewer than two (2) Trustees personally exercise the powers granted to the Trustees under the Trust's Agreement and Declaration of Trust except as otherwise expressly provided herein or by resolution of the Board of Trustees. Except where applicable law may require a Trustee to be present in person, a Trustee represented by another Trustee pursuant to such power of attorney shall be deemed to be present for purposes of establishing a quorum and satisfying the required majority vote.


                                   ARTICLE IV

                                   COMMITTEES

         Section 1 COMMITTEES OF TRUSTEES. The Board of Trustees may by resolution adopted by a majority of the authorized number of Trustees designate one or more committees, each consisting of one (1) or more Trustees, to serve at the pleasure of the Board. The Board may designate one or more Trustees as alternate members of any committee who may replace any absent member at any meeting of the committee. Any committee to the extent provided in the resolution of the Board, shall have the authority of the Board, except with respect to:

         (a) the approval of any action which under applicable law also requires shareholders' approval or approval of the outstanding shares, or requires approval by a majority of the entire Board or certain members of said Board;
         (b) the filling of vacancies on the Board of Trustees or in any committee;
         (c) the fixing of compensation of the Trustees for serving on the Board of Trustees or on any committee;
         (d) the amendment or repeal of the Trust's Agreement and Declaration of Trust or of the By-Laws or the adoption of new By-Laws;
         (e) the amendment or repeal of any resolution of the Board of Trustees which by its express terms is not so amendable or repealable;
         (f) a distribution to the shareholders of the Trust, except at a rate or in a periodic amount or within a designated range determined by the Board of Trustees; or
         (g) the appointment of any other committees of the Board of Trustees or the members of these committees.

         Section 2 MEETINGS AND ACTION OF COMMITTEES. Meetings and action of committees shall be governed by and held and taken in accordance with the provisions of Article III of these By-Laws, with such changes in the context thereof as are necessary to substitute the committee and its members for the Board of Trustees and its members, except that the time of regular meetings of committees may be determined either by resolution of the Board of Trustees or by resolution of the committee. Special meetings of committees may also be called by resolution of the Board of Trustees. Alternate members shall be given notice of meetings of committees and shall have the right to attend all meetings of committees. The Board of Trustees may adopt rules for the government of any committee not inconsistent with the provisions of these By-Laws.


                                    ARTICLE V

                                    OFFICERS

         Section 1 OFFICERS. The officers of the Trust shall be a President, a Secretary and a Treasurer. The Trust may-also have, at the discretion of the Board of Trustees, a Chairman of the Board, one or more Vice Presidents, one or more Assistant Secretaries, one or more Assistant Treasurers, and such other officers as may be appointed in accordance with the provisions of Section 3 of this Article V. Any number of offices may be held by the same person.

         Section 2 ELECTION OF OFFICERS. The officers of the Trust, except such officers as may appointed in accordance with the provisions of Section 3 or
Section 5 of this Article V, shall be chosen by the Board of Trustees, and each shall serve at the pleasure of the Board of Trustees, subject to the rights, if any, of an officer under any contract of employment.

         Section 3 SUBORDINATE OFFICERS. The Board of Trustees may appoint and may empower the President to appoint such other officers as the business of the Trust may require, each of whom shall hold office for such period, have such authority and perform such duties as are provided in these By-Laws or as the Board of Trustees may from time to time determine.

         Section 4 REMOVAL-AND RESIONATION OF OFFICERS -Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed, either with or without cause, by the Board of Trustees at any regular or special meeting of the Board of Trustees or by the principal executive officer or by such other officer upon whom such power of removal may be conferred by the Board of Trustees.

Any officer may resign at any time by giving written notice to the Trust. Any resignation shall take effect at the date of the receipt of that notice or at any later time specified in that notice; and unless otherwise specified in that notice, the acceptance of the resignation shall not be necessary to make it effective. Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.

         Section 5 VACANCIES IN OFFICES. A vacancy in any office because of death, resignation, removal, disqualification or other cause shall be filled in the manner prescribed in these By-Laws for regular appointment to that office. The President (or the Chairman of the Board if one is appointed as principal executive officer) may make temporary appointments to a vacant office pending action by the Board of Trustees.

         Section 6 CHAIRMAN OF THE BOARD. The Chairman of the Board, if such an officer is elected, shall, if present, preside at meetings of the Board of Trustees, subject to the control of the Board of Trustees, have general supervision, direction and control of the business and the Officers of the Trust and exercise and perform such other powers and duties as may be from time to time assigned to him or her by the Board of Trustees or prescribed by the By-Laws. The Chairman of the Board shall serve as principal executive officer if the Trustees so appoint him or her.

         Section 7 PRESIDENT. Subject to such supervisory powers,, if any, as may be given by the Board of Trustees to the Chairman of the Board, if there be such an officer, the President shall, subject to the control of the Board of Trustees and the Chairman, have general supervision, direction and control of the business and the officers of the Trust. Subject to Section 6 of this Article V, he or she shall preside at all meetings of the shareholders and in the absence of the Chairman of the Board or if there be none, at all meetings of the Board of Trustees. He or she shall have the general powers and duties of management usually vested in the offices of president, chief executive officer and chief operating officer of a corporation and shall have such other powers and duties as may be prescribed by the Board of Trustees or these By-laws.

         Section 8 VICE PRESIDENTS. In the absence or disability of the President, the Vice Presidents, if any, in order of their, rank as fixed by the Board of Trustees or if not ranked, the

Executive Vice President (who shall be considered first ranked) and such other Vice Presidents as shall be designated by the Board of Trustees, shall perform all the duties of the President and, when so acting, shall have all powers of and be subject to all the restrictions upon the President. The Vice Presidents shall have such other powers and perform such other duties as from time to time may be prescribed for them respectively by the Board of Trustees or the President or the Chairman of the Board or by these By-Laws.

         Section 9 SECRETARY. The Secretary shall keep or cause to be kept at the principal executive office of the Trust or such other place as the Board of Trustees may direct a book of minutes of all meetings and actions of Trustees, committees of Trustees and shareholders with the time and place of holding, whether regular or special, and if special, how authorized, the notice given, the names of those present at Trustees' meetings or committee meetings, the numb6r'of shares present or represented at shareholders' meetings, and the proceedings.

         The Secretary shall keep or cause to be kept at the principal executive office of the Trust or at the office of the Trust's transfer agent or registrar, a share register or a duplicate share register showing the names of all shareholders and their addresses, the number and classes of shares held by each, the number and date of certificates issued for the same and the number and date of cancellation of every certificate surrendered for cancellation.

         The Secretary shall give or cause to be given notice of all meetings of the shareholders and of the Board of Trustees required to be given by these By-Laws or by applicable law and shall have such other powers and perform such other duties as may be prescribed by the Board of Trustees or by these By-Laws.

         Section 10 TREASURER. The Treasurer shall be the chief financial officer and chief accounting officer of the Trust and shall keep and maintain or cause to be kept and maintained adequate and correct books and records of accounts of the properties and business transactions of the Trust, including accounts of its assets, liabilities, receipts, disbursements, gains, losses, capital, retained earnings and shares. The books of account shall at all reasonable times be open to inspection by any Trustee.

         The Treasurer shall deposit all monies and other valuables in the name and to the credit of the Trust with-such depositories as may be designated by the Board of Trustees. The Treasurer shall disburse the funds of the Trust as may be ordered by the Board of Trustees, shall render to the President and Trustees, whenever they request it, an account of all of his or her transactions as chief financial officer and of the financial condition of the Trust and shall have other powers and perform such other duties as may be prescribed by the Board of Trustees or these By-Laws.

                                   ARTICLE VI

                      INDEMNIFICATION OF TRUSTEES OFFICERS

                           EMPLOYEES AND OTHER AGENTS

         Section 1 AGENTS PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation that was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes, without limitation, attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2 ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his or her official capacity as a Trustee of the Trust, that his or her conduct was in the Trust's best interests and (b), in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and ( c) in the case of a criminal proceeding, that he or she had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contenders or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3 ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending-or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4 EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

         (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him or her, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action that is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5 SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that, based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6 REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b) a written opinion by an independent legal counsel.

         Section 7 ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that-there-is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of Payments under this Section must conform to the standards set forth in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8 OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9 LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Trust's Agreement and Declaration of Trust, a resolution of the shareholders of the Trust, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10 INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Trust's Agreement and Declaration of Trust.

         Section 11 FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article VI does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article VI. Nothing contained in this Article VI shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contractor, otherwise which shall be enforceable to the extent permitted by applicable law other than this Article VI.

                                   ARTICLE VII

                               RECORDS AND REPORTS

         Section 1 MAINTENANCE AND INSPECTION OF SHARE REGISTER. This Trust shall keep at its principal executive office or at the office of its transfer agent or registrar, if either be appointed and as determined by resolution of the Board of Trustees, a record of its shareholders, giving the names and addresses of all shareholders and the number, series and, where applicable, class of shares held by each shareholder.

         Section 2 MAINTENANCE AND INSPECTION OF BY-LAWS. The Trust shall-keep at its principal executive office the original or a copy of these By-Laws as amended from time to time, which shall be open to inspection by the shareholders at all reasonable times during office hours.

         Section 3 MAINTENANCE AND INSPECTION OF OTHER RECORDS. The accounting books and records and minutes of proceedings of the shareholders and the Board of Trustees and-any committee or committees of the Board of Trustees shall be kept at such place or places designated by the Board of Trustees or in the absence of such designation, at the principal executive office of the Trust. The minutes shall be kept in written form, and the accounting books and records shall be kept either in written form or -n any other form capable of being converted into written form. The minutes and accounting books and records shall be open to inspection upon the written demand of any shareholder or holder of a voting trust certificate at any reasonable time during usual business hours of the Trust for a purpose reasonably related to the holder's interests as a shareholder or as the holder of a voting trust certificate. The inspection may be made in person or by an agent or attorney and shall include the right to copy and make extracts.

         Section 4 INSPECTION BY TRUSTEES. Every Trustee shall have the absolute right at any reasonable time to inspect all books, records and documents of every kind as well as the physical properties of the Trust. This inspection by a Trustee may be made in person or by an agent or attorney, and the right of inspection includes the right to copy and make extracts of documents.

         Section 5 FINANCIAL STATEMENTS. A copy of any financial statements and any income statement of the Trust for each quarterly period of each fiscal year and accompanying balance sheet of the Trust as of the end of each such period that has been prepared by the Trust shall be kept on file in the principal executive office of the Trust for at least twelve (12) months, and each such statement shall be exhibited at all reasonable times to any shareholder demanding an examination of any such statement or a copy shall be mailed to any such shareholder.

         The quarterly income statements and balance sheets referred to in this section shall be accompanied by the report, if any, of any independent accountants engaged by the Trust or the certificate of an authorized officer of the Trust that the financial statements were prepared without audit from the books and records of the Trust.


                                  ARTICLE VIII

                                 GENERAL MATTERS

         Section 1 CHECKS, DRAFTS, EVIDENCE OF INDEBTEDNESS. All checks, drafts or other orders for payment of money, notes or other evidences of indebtedness issued in the name of or payable to the Trust shall be signed or endorsed in such manner and by such person or persons as shall be designated from time to time in accordance with the resolution of the Board of Trustees.

         Section  2  CONTRACTS  AND  INSTRUMENTS;  HOW  EXECUTED.  The  Board of
Trustees, except as otherwise provided in these By-Laws, may authorize any officer or officers, agent or agents, to enter into any contract or execute any instrument in the name of and on behalf of the Trust and this authority may be general or confined to specific instances; and unless so authorized or ratified by the Board of Trustees or within the agency power of an officer, no officer, agent or employee shall have any power or authority to bind the Trust by any contract or engagement, to pledge its credit or to render it liable for any purpose or for any amount.

         Section 3  CERTIFICATES  FOR SHARES.  Upon  resolution  of the Board to issue certificated shares, a certificate or certificates for shares of beneficial interest in any series of the Trust may be issued to a shareholder upon the shareholder's request when such shares are fully paid. All certificates shall be signed in the name of the Trust by the Chairman of the Board or the President or Vice President and by the Treasurer or an Assistant Treasurer or the Secretary or any Assistant Secretary, certifying the number of shares and the series of shares owned by the shareholders. Any or all of the signatures on the certificate may be facsimile. In case any officer, transfer agent or registrar who has signed or whose facsimile signature has been placed on a certificate shall have ceased to be that officer, transfer agent or registrar before that certificate is issued, it may be issued by the Trust with the same effect as if that person were an officer, transfer agent or registrar at the date of issue. Notwithstanding the foregoing, the Trust may adopt and use a system of issuance, recordation and transfer of its shares by electronic or other means.

         Section 4 LOST CERTIFICATES. Except as provided ' in this Section 4, no new certificate for shares shall be issued to replace an old certificate unless the latter is surrendered to the Trust and canceled at the same time. The Board of Trustees may in case any share certificate or certificate for any other security is lost, stolen or destroyed, authorize the issuance of a replacement certificate on such terms and conditions as the Board of Trustees may require, including a provision for indemnification of the Trust secured by a bond or other adequate security sufficient to protect the Trust against any claim that may be made against it, including any expense or liability on account of the alleged loss, theft or destruction of the certificate or the issuance of the replacement certificate.

         Section 5 REPRESENTATION OF SHARES OF OTHER ENTITIES HELD BY TRUST. The Chairman of the Board, the President, any Vice President or any other person authorized by resolution of the Board of Trustees or by any of the foregoing designated officers, is authorized to vote or represent on behalf of the Trust any and all shares of any corporation, partnership, trusts or other entities, foreign or domestic, standing in the name of the Trust. The authority granted may be exercised in person or by a proxy duly executed by such designated person.

         Section 6 FISCAL YEAR. The fiscal year of the Trust shall be fixed and refixed or changed from time to time by resolution of the Trustees. The fiscal year of the Trust shall be the taxable year of each Series of the Trust.


                                   ARTICLE IX

                                   AMENDMENTS

         Section 1 AMENDMENT BY SHAREHOLDERS. These By-Laws may be amended or repealed by the affirmative vote or written consent of a majority of the outstanding shares entitled to vote except as otherwise provided by applicable law or by the Trust's Agreement and Declaration of Trust or these By-Laws.

         Section 2 AMENDMENT BY TRUSTEES. Subject to the right of shareholders as provided in Section 1 of this Article IX to adopt, amend or repeal By-Laws, and except as otherwise provided by applicable law or by the Trust's Agreement and Declaration of Trust, these By-Laws may be adopted, amended or repealed by the Board of Trustees.

         Section 3 INCORPORATION BY REFERENCE INTO AGREEMENT AND DECLARATION OF TRUST OF THE TRUST. These By-Laws and any amendments thereto shall be incorporated by reference to the Trust's Agreement and Declaration of Trust.

--------------------------------------------------------------------------------

                                   Item 23(g)

                                    Form of

                               Custody Agreement

--------------------------------------------------------------------------------

                                     FORM OF

                                CUSTODY AGREEMENT


                  This Custody Agreement is dated _________________ between MORGAN STANLEY TRUST COMPANY, a New York State chartered trust company (the "Custodian") and THE MONTGOMERY FUNDS, a Massachusetts business trust (the "Client"), on behalf of each investment portfolio of the Client listed in Appendix 2 hereto (each hereinafter referred to as "the Accounts"), as such appendix may be amended from time to time.

         1. Appointment and Acceptance; Accounts.

                  (a) The Client hereby appoints the Custodian as a custodian of Property (as defined below) owned or under the control of the Client that are delivered to the Custodian, or any Subcustodian as appointed below, from time to time to be held in custody for the benefit of the Client.

                  (b) Prior to the delivery of any Property by the Client to the Custodian, the Client shall deliver to the Custodian each document and other item listed in Appendix 1. In addition, the Client shall deliver to the Custodian any additional documents or items as the Custodian may deem necessary for the performance of its duties under this Agreement.

                  (c) The Client instructs the Custodian to establish on the books and records of the Custodian the accounts listed in Appendix 2 (the "Accounts") in the name of the Client. Upon receipt of Authorized Instructions (as defined below) and appropriate documentation, the Custodian shall open additional Accounts for the Client. Upon the Custodian's confirmation to the Client of the opening of such additional Accounts, or of the closing of Accounts, Appendix 2 shall be deemed automatically amended or supplemented accordingly. The Custodian shall record in the Accounts and shall have general responsibility for the safekeeping of all securities ("Securities"), cash, cash equivalents and other property (all such Securities, cash, cash equivalents and other property being collectively the "Property") of the Client that are delivered to the Custodian for custody.

                  (d) The procedures the Custodian and the Client will use in performing activities in connection with this Agreement are set forth in a client services guide provided to the Client by the Custodian, as such guide may be amended from time to time by the Custodian by written notice to the Client (the "Client Services Guide").

         2. Subcustodians. The Property may be held in custody and deposit accounts that have been established by the Custodian with one or more domestic
or  foreign   banks  or  other   institutions   as  listed  on

Exhibit A (the "Subcustodians"), as such Exhibit may be amended from time to time by the Custodian by written notice to the Client, or through the facilities of one or more securities depositories or clearing agencies. The Custodian shall hold Property through a Subcustodian, securities depository or clearing agency only if (a) such Subcustodian and any securities depository or clearing agency in which such Subcustodian or the Custodian holds Property, or any of their creditors, may not assert any right, charge, security interest, lien, encumbrance or other claim of any kind to such Property except a claim of payment for its safe custody or administration and (b) beneficial ownership of such Property may be freely transferred without the payment of money or value other than for safe custody or administration. Any Subcustodian may hold Property in a securities depository and may utilize a clearing agency.

         3. Records. With respect to Property held by a Subcustodian:

                  (a) The Custodian may hold Property for all of its customers with a Subcustodian in a single account identified as belonging to the Custodian for the benefit of its customers;

                  (b) The Custodian shall identify on its books as belonging to the Client any Property held by a Subcustodian for the Custodian's account;

                  (c) The Custodian shall require that Property held by the Subcustodian for the Custodian's account be identified on the Subcustodian's books as separate from any other property held by the Subcustodian other than property of the Custodian's customers held solely for the benefit of customers of the Custodian; and

                  (d) In the event the Subcustodian holds Property in a securities depository or clearing agency, such Subcustodian shall be required by its agreement with the Custodian to identify on its books such Property as being held for the account of the Custodian as custodian for its customers or in such other manner as is required by local law or market practice.

         4.  Access  to  Records.   The  Custodian   shall  allow  the  Client's
accountants reasonable access to the Custodian's records relating to the Property held by the Custodian as such accountants may reasonably require in connection with their examination of the Client's affairs. The Custodian shall also obtain from any Subcustodian (and shall require each Subcustodian to use reasonable efforts to obtain from any securities depository or clearing agency in which it deposits Property) an undertaking, to the extent consistent with local practice and the laws of the jurisdiction or jurisdictions to which such Subcustodian, securities depository or clearing agency is subject, to permit independent public accountants such reasonable access to the records of such Subcustodian, securities depository or clearing agency as may be reasonably required in connection with the examination of the Client's affairs or to take such other action as the Custodian in its judgment may deem sufficient to ensure such reasonable access.

         5. Reports. The Custodian shall provide such reports and other information to the Client and to such persons as the Client directs as the Custodian and the Client may agree from time to time.

         6. Payment of Monies. The Custodian shall make, or cause any Subcustodian to make, payments from monies being held in the Accounts only in accordance with Authorized Instructions or as provided in Sections 9, 13 and 17.

                  The Custodian may act as the Client's agent or act as a principal in foreign exchange transactions at such rates as are agreed from time to time between the Client and the Custodian.

         7. Transfer of Securities. The Custodian shall make, or cause any Subcustodian to make, transfers, exchanges or deliveries of Securities only in accordance with Authorized Instructions or as provided in Sections 9, 13 and 17.

         8. Corporate Action.

                  (a) The Custodian shall notify the Client of details of all corporate actions affecting the Client's Securities promptly upon its receipt of such information.

                  (b) The Custodian shall take, or cause any Subcustodian to take, such corporate action only in accordance with Authorized Instructions or as provided in this Section 8 or Section 9.

                  (c) In the event the Client does not provide timely Authorized Instructions to the Custodian, the Custodian shall act in accordance with the default option provided by local market practice and/or the issuer of the Securities.

                  (d) Fractional shares resulting from corporate action activity shall be treated in accordance with local market practices.

         9. General Authority. In the absence of Authorized Instructions to the contrary, the Custodian may, and may authorize any Subcustodian to:

                  (a) make payments to itself or others for expenses of handling Property or other similar items relating to its duties under this Agreement, provided that all such payments shall be accounted for to the Client;

                  (b) receive and collect all income and principal with respect to Securities and to credit cash receipts to the Accounts;

                  (c) exchange Securities when the exchange is purely ministerial (including, without limitation, the exchange of interim receipts or temporary securities for securities in definitive form and the exchange of warrants, or other documents of entitlement to securities, for the securities themselves);

                  (d) surrender Securities at maturity or when called for redemption upon receiving payment therefor;

                  (e) execute in the Client's name such ownership and other certificates as may be required to obtain the payment of income from Securities;

                  (f) pay or cause to be paid, from the Accounts, any and all taxes and levies in the nature of taxes imposed on Property by any governmental authority in connection with custody of and transactions in such Property;

                  (g) endorse for collection, in the name of the Client, checks, drafts and other negotiable instruments;

                  (h) take non-discretionary action on mandatory corporate actions; and

                  (i) in general, attend to all nondiscretionary details in connection with the custody, sale, purchase, transfer and other dealings with the Property.

         10. Authorized Instructions; Authorized Persons.

                  (a) Except as otherwise provided in Sections 6 through 9, 13 and 17, all payments of monies, all transfers, exchanges or deliveries of Property and all responses to corporate actions shall be made or taken only upon receipt by the Custodian of Authorized Instructions; provided that such Authorized Instructions are timely received by the Custodian. "Authorized Instructions" of the Client means instructions from an Authorized Person received by telecopy, tested telex, electronic link or other electronic means or by such other means as may be agreed in writing between the Client and the Custodian.

                  (b) "Authorized Person" means each of the persons or entities identified on Appendix 3 as amended from time to time by written notice from the Client to the Custodian. The Client represents and warrants to the Custodian that each Authorized Person listed in Appendix 3, as amended from time to time, is authorized to issue Authorized Instructions on behalf of the Client. Prior to the delivery of the Property to the Custodian, the Custodian shall provide a list of designated system user ID numbers and passwords that the Client shall be responsible for assigning to Authorized Persons. The Custodian shall assume that an electronic transmission received and identified by a system user ID number and password was sent by an Authorized Person. The Custodian agrees to provide additional designated system user ID numbers and passwords as needed by the Client. The Client authorizes the Custodian to issue new system user ID numbers upon the request of a previously existing Authorized Person. Upon the issuance of additional system user ID numbers by the Custodian to the Client, Appendix 3 shall be deemed automatically amended accordingly. The Client authorizes the Custodian to receive, act and rely upon any Authorized Instructions received by the Custodian which have been issued, or purport to have been issued, by an Authorized Person.

                  (c) Any Authorized Person may cancel/correct or otherwise amend any Authorized Instruction received by the Custodian, but the Client agrees to indemnify the Custodian for any liability, loss or expense incurred by the Custodian and its Subcustodians as a result of their having relied upon or acted on any prior Authorized Instruction. An amendment or cancellation of an Authorized Instruction to deliver or receive any security or funds in connection with a trade will not be processed once the trade has settled.

         11. Registration of Securities.

                  (a) In the absence of Authorized Instructions to the contrary, Securities which must be held in registered form shall be registered in the name of the Custodian or the Custodian's nominee or, in the case of Securities in the custody of an entity other than the Custodian, in the name of the Custodian, its Subcustodian or any such entity's nominee. The Custodian may, without notice to the Client, cause any Securities to be registered or re-registered in the name of the Client.

                  (b) Where the Custodian has been instructed by the Client to hold any Securities in the name of any person or entity other than the Custodian, its Subcustodian or any such entity's nominee, the Custodian shall not be responsible for any failure to correct such dividends or other income or participate in any such corporate action with respect to such Securities.

         12. Deposit Accounts. All cash received by the Custodian for the Accounts shall be held by the Custodian as a short-term credit balance in favor of the Client and, if the Custodian and the Client have agreed in writing in advance that such credit balances shall bear interest, the Client shall earn interest at the rates and times as agreed between the Custodian and the Client. The Client acknowledges that any such credit balances shall not be accompanied by the benefit of any governmental insurance.

         13. Short-term Credit Extensions.

                  (a) From time to time, the Custodian may extend or arrange short-term credit for the Client which is (i) necessary in connection with payment and clearance of securities and foreign exchange transactions or (ii) pursuant to an agreed schedule, as and if set forth in the Client Services Guide, of credits for dividends and interest payments on Securities. All such extensions of credit shall be repayable by the Client on demand.

                  (b) The Custodian shall be entitled to charge the Client interest for any such credit extension at rates to be agreed upon from time to time or, if such credit is arranged by the Custodian with a third party on behalf of the Client, the Client shall reimburse the Custodian for any interest charge. In addition to any other remedies available, the Custodian shall be entitled to a right of set-off against the Property to satisfy the repayment of such credit extensions and the payment of, or reimbursement for, accrued interest thereon.

         14. Representations and Warranties.

                  (a) The Client represents and warrants that (i) the execution, delivery and performance of this Agreement (including, without limitation, the ability to obtain the short-term extensions of credit in accordance with Section
13) are within the Client's power and authority and have been duly authorized by all requisite action (corporate or otherwise) of the Client and of the beneficial owner of the Property, if other than the Client, and (ii) this Agreement and each extension of short-term credit extended to or arranged for the benefit of the Client in accordance with Section 13 shall at all times constitute a legal, valid and binding obligation of the Client enforceable against the Client in accordance with their respective terms, except as may be limited by bankruptcy, insolvency or other similar laws affecting the enforcement of creditors' rights in general and subject to the effect of general principles of equity (regardless of whether considered in a proceeding in equity or at law).

                  (b) The Custodian represents and warrants that (i) the execution, delivery and performance of this Agreement are within the Custodian's power and authority and have been duly authorized by all requisite action (corporate or otherwise) of the Custodian and (ii) this Agreement constitutes the legal, valid and binding obligation of the Custodian enforceable against the Custodian in accordance with its terms, except as may be limited by bankruptcy, insolvency or other similar laws affecting the enforcement of creditors' rights in general and subject to the effect of general principles of equity (regardless of whether considered in a proceeding in equity or at law).

         15. Standard of Care; Indemnification.

                  (a) The Custodian shall be responsible for the performance of only such duties as are set forth in this Agreement or contained in Authorized Instructions given to the Custodian which are not contrary to the provisions of any relevant law or regulation. The Custodian shall be liable to the Client for any loss, liability or expense incurred by the Client in connection with this Agreement to the extent that any such loss, liability or expense results from the negligence or willful misconduct of the Custodian or any Subcustodian, provided that the Custodian shall have no greater or lesser responsibility or liability to the Client on account of any actions or omissions of any Subcustodian than the responsibility or liability such Subcustodian has to the Custodian.

                  (b) The Client acknowledges that the Property may be physically held outside the United States. The Custodian shall not be liable for any loss, liability or expense resulting from events beyond the reasonable control of the Custodian, including, but not limited to, force majeure.

                  (c) In addition, the Client shall indemnify the Custodian and Subcustodians and any nominee for, and hold each of them harmless from, any liability, loss or expense (including attorneys' fees and disbursements) incurred in connection with this Agreement, including without limitation, (i) as a result of the Custodian having acted or relied upon any Authorized Instructions or (ii) arising out of any such person acting as a nominee or holder of record of Securities.

         16. Fees; Liens. The Client shall pay to the Custodian from time to time such compensation for its services pursuant to this Agreement as may be mutually agreed upon as well as the Custodian's out-of-pocket and incidental expenses. The Client shall hold the Custodian harmless from any liability or loss resulting from any taxes or other governmental charges, and any expenses related thereto, which may be imposed or assessed with respect to the Accounts or any Property held therein. The Custodian is, and any Subcustodians are, authorized to charge the Accounts for such items and the Custodian shall have a lien, charge and security interest on any and all Property for any amount owing to the Custodian from time to time under this Agreement.

         17. Termination. This Agreement may be terminated by the Client or the Custodian by 60 days written notice to the other, sent by registered mail. If notice of termination is given, the Client shall, within 30 days following the giving of such notice, deliver to the Custodian a statement in writing specifying the successor custodian or other person to whom the Custodian shall transfer the Property. In either event, the Custodian, subject to the satisfaction of any lien it may have, shall transfer the Property to the person so specified. If the Custodian does not receive such statement the Custodian, at its election, may transfer the Property to a bank or trust company established under the laws of the United States or any state thereof to be held and disposed of pursuant to the provisions of this Agreement or may continue to hold the Property until such a statement is delivered to the Custodian. In such event the Custodian shall be entitled to fair compensation for its services during such period as the Custodian remains in possession of any Property and the provisions of this

Agreement relating to the duties and obligations of the Custodian shall remain in full force and effect; provided, however, that the Custodian shall have no obligation to settle any transactions in Securities for the Accounts. The provisions of Sections 15 and 16 shall survive termination of this Agreement.

         18. Investment Advice. The Custodian shall not supervise, recommend or advise the Client relative to the investment, purchase, sale, retention or other disposition of any Property held under this Agreement.

         19. Confidentiality. The Custodian, its agents and employees shall maintain the confidentiality of information concerning the Property held in the Client's account, including in dealings with affiliates of the Custodian. In the event the Custodian or any Subcustodian is requested or required to disclose any confidential information concerning the Property, the Custodian shall, to the extent practicable and legally permissible, promptly notify the Client of such request or requirement so that the Client may seek a protective order or waive any objection to the Custodian's or such Subcustodian's compliance with this
Section 19. In the absence of such a waiver, if the Custodian or such Subcustodian is compelled, in the opinion of its counsel, to disclose any confidential information, the Custodian or such Subcustodian may disclose such information to such persons as, in the opinion of counsel, is so required.

         20. Notices. Any notice or other communication from the Client to the Custodian, unless otherwise provided by this Agreement or the Client Services Guide, shall be sent by certified or registered mail to Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York, 11201, Attention: President, and any notice from the Custodian to the Client is to be mailed postage prepaid, addressed to the Client at the address appearing below, or as it may hereafter be changed on the Custodian's records in accordance with written notice from the Client.

         21. Assignment. This contract may not be assigned by either party without the prior written approval of the other.

         22. Miscellaneous.

                  (a) This Agreement shall bind the successors and assigns of the Client and the Custodian.

                  (b) This Agreement shall be governed by and construed in accordance with the internal laws of the State of New York without regard to its conflicts of law rules and to the extent not preempted by federal law. The Custodian and the Client hereby irrevocably submit to the exclusive jurisdiction of any New York State court or any United States District Court located in the State of New York in any action or proceeding arising out of this Agreement and hereby irrevocably waive any objection to the venue of any such action or proceeding brought in any such court or any defense of an inconvenient forum.

                  (c) This Agreement shall be retroactive and effective as of December 28, 1994 for the Montgomery Micro Cap Fund and shall supersede any prior custody agreement with the Custodian governing the Montgomery Micro Cap Fund.

                  In witness whereof, the parties hereto have set their hands as of the date first above written.

                                                 THE MONTGOMERY FUNDS
                                                 on behalf of each investment
                                                 portfolio listed in Appendix 2




                                                 By ________________________
                                                 Name:
                                                 Title:



                                        Address for Record:  ___________________

                                                             ___________________

                                                             ___________________

Accepted:

MORGAN STANLEY TRUST COMPANY


By ___________________________________
Authorized Signature

--------------------------------------------------------------------------------

                                 Item 23(h)(2)

                                    Form of

                            Shareholder Services Plan

--------------------------------------------------------------------------------

                              THE MONTGOMERY FUNDS


                                     FORM OF
                            SHAREHOLDER SERVICES PLAN

                              (Non-Rule 12b-1 Plan)

                THIS SHAREHOLDER SERVICES PLAN is made as of the day of August, 1995 by and between THE MONTGOMERY FUNDS, a Delaware business trust (the "Trust") and MONTGOMERY ASSET MANAGEMENT, L.P. (the "Adviser"), with respect to each class (a "Class") of each series (a "Fund") of the Trust set forth in Exhibit A hereto, as the same may be amended from time to time.


                                   WITNESSETH

                WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

                WHEREAS,  the  Classes  wish to retain  the  Adviser  to provide services to shareholders of the Classes, and to clients of certain broker-dealers who have entered, or will enter, into dealer agreements respecting the sale of shares of the Classes ("Service Providers"), who are shareholders of the Classes, and the Adviser is willing to furnish such services.

                NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:


         1. Appointment. The Classes hereby appoint the Adviser or an affiliate of the Adviser to provide to the Classes the shareholder services specified in
Section 2 of this Plan to all shareholders of the Classes and to clients of the Service Providers that are shareholders of the Classes. The Adviser accepts such appointment and agrees to furnish through its own organization, or through the Service Providers, as the case may be, such shareholder services in return for compensation as provided in Section 6 of the Plan. The Adviser agrees that the shareholder services required to be furnished hereunder shall be furnished in compliance with all relevant provisions of state, federal and foreign law and with all applicable rules and regulations of all relevant regulatory agencies, including, without limitation, the 1940 Act, the Securities Exchange Act of 1934, as amended, the applicable rules and regulations promulgated thereunder, and the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

         2. Services and Responsibilities on a Continuing Basis. The Adviser will provide for the following shareholder services on a regular basis which shall be daily, weekly or as otherwise appropriate, unless otherwise specified by the Funds:

                  (a)      responding to shareholder inquiries;

                  (b) processing purchases and redemptions of the Classes' shares, including reinvestment of dividends;

                  (c) assisting shareholders in changing dividend options, account designations and addresses;

                  (d) transmitting proxy statements, annual reports, prospectuses and other correspondence from the Funds to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations or regular statements of account) where such shareholders hold shares of the Classes registered in the name of the Adviser, a Service Provider, or their nominees; and

                  (e) providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Adviser and the Service Providers are under no obligation to, and shall not, provide pursuant to the Plan any services with respect to the sale or distribution of shares of the Classes.

         3 Standard of Care. The Adviser and the Service Providers shall be under no duty to take any action on behalf-of the Classes except as specifically set forth herein or as may be specifically agreed to by the-Adviser or the Service Providers with the Classes in writing. In the performance of the duties hereunder, the Adviser and the Service Providers shall be obligated to exercise due care and diligence and to act in good faith and to use their best efforts. Without limiting the generality of the foregoing or of any other provision of the Plan, neither the Adviser nor any Service Provider shall be liable for delays or errors or loss of data occurring by reason of circumstances beyond the Adviser's or the Service Provider's control.

         4. Confidentiality. The Adviser agrees, on behalf of itself and its employees, to treat confidentially all records and other information relative to the Classes and the Trust, and all prior, present or potential shareholders of the Classes, except after prior notification to, and approval of release of information in writing by, the Classes, which approval shall not be unreasonably withheld, and may not be withheld where the Adviser or a Service Provider may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Funds.

         5. Independent Contractor. The Adviser shall, for all purposes herein, be deemed to be an independent contractor, and the Adviser and the Service Providers shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Classes in any way, or in any way be deemed an agent for the Trust or for the Classes. It is expressly understood and agreed that the services to be rendered by the Adviser under the provisions of the Plan are not to be deemed exclusive, and the Adviser shall be free to render similar or different services to others so long as its ability to render the services provided for in the Plan shall not materially be impaired thereby.


         6. Compensation. As compensation for the services rendered by, and responsibilities assumed by, the Adviser during the term of the Plan, the Classes will pay to the Adviser a service fee not to exceed one-quarter of one percent (0.25%) per annum of the average daily net asset value of the Classes, shares. The Adviser will collect such fee applicable to clients of the Service Providers that furnish the shareholder services specified in section 2 above for the separate account of each such Service Provider. The service fee shall be accrued daily by the Classes and paid to the Adviser on a monthly basis.

         7.       Indemnification.

                  (a) The Funds agree to indemnify and hold harmless the Adviser from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act, and any state and foreign securities laws, all as amended from time to time) and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action or thing which the Adviser takes or does or omits to take or do (i) at the request or on the direction of or in reliance on the advice of the Funds or (ii) upon oral or written instructions from an officer of the Funds, provided that the Adviser shall not be indemnified against any liability to the Funds or to the Funds' shareholders (or any expenses incident to such liability) arising out of the Adviser's or any Service Provider's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Plan. The Adviser agrees to indemnify and hold harmless the Funds, the Trust and its officers and Trustees from all claims and liabilities (including, without limitation, liabilities arising under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act, and any state and foreign securities laws, all as amended from time to time) and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action or thing which the Adviser or any Service Provider takes or does or omits to take or do which is in violation of the Plan or not in accordance with instructions properly given by an officer of the Trust or arising out of the Adviser's or the Service Provider's own willful misfeasance, bad faith, negligence or reckless disregard of the duties and obligations under the Plan.

                  (b) The Adviser shall provide such security as is necessary to prevent unauthorized use of any on-line computer facilities. The Adviser agrees to release, indemnify and hold harmless the Trust and the Funds from any and all direct or indirect liabilities or losses resulting from requests, directions, actions or inactions of or by the Adviser or any Service Provider, its officers, employees or agents regarding the redemption, transfer or registration of the Funds' shares for accounts of shareholders or the Service Provider, its clients and other shareholders. Principals of the Adviser will be available to consult from time to time with officers of the Trust and the Trustees concerning performance of the services contemplated by the Plan.

         8. Funds Information. No person is authorized to make any representations concerning the Funds, or shares of the Funds or shareholder services except in accordance with the terms of the Plan. Neither the Adviser or any service Provider, nor any of their respective agents will use or distribute, or authorize the use or distribution of, any statements other than those contained in the Classes' current Prospectus or Statement of Additional
Information or in such supplemental literature as may be authorized by the Funds.

         9. Duration and Termination. The Plan shall continue until termination by the Classes or the Adviser on 60 days' written notice to the other. All notices and other communications hereunder shall be in writing.

         10. Amendments. The Plan or any part hereof may be changed or waived only by an instrument in writing signed by the party against which enforcement of such charge or waiver is sought.

              ii.     Miscellaneous.

                  (a) The Plan embodies the entire agreement and understanding between the parties hereto, and supersedes all prior agreements and understandings, relating to the subject matter hereof.

                  (b) The captions in the Plan are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

                  (c) The Plan shall be governed by and construed in accordance with the laws of the State of California as applicable to contracts between California residents entered into and to be performed entirely within California.

                  (d) If any provision of the Plan shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Plan shall not be affected thereby.

                  (e) The Adviser acknowledges that it has received notice of and accepts the limitations of the Funds' liability set forth in the Trust's Agreement and Declaration of Trust. The Adviser agrees that the Funds' obligations under the Plan shall be limited to the Funds and to its assets, and that neither the Adviser nor any Service Provider shall seek satisfaction of any such obligation from the shareholders of the Funds or from any trustee, officer, employee or agent of the Trust or the Funds.

                  (f) The Plan shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

                  (g) The Plan may not be assigned without the mutual consent of the parties.

                IN WITNESS WHEREOF, the parties hereto have caused this Plan to be executed by their officers designated below on the day and year first above written.


                        THE MONTGOMERY FUNDS



                                        By:

                                     Title:



                        MONTGOMERY ASSET MANAGEMENT, L.P.



                                        By:

                                     Title:

                                    EXHIBIT A
                                    ---------




                            Classes and Funds Covered
                        by the Shareholder Services Plan
                        --------------------------------



          Fund                                                   Class
          ----                                                   -----

--------------------------------------------------------------------------------

                                   Item 23 (i)

                                     Form of

             Consent and Opinion of Counsel as to Legality of Shares


--------------------------------------------------------------------------------

                                Form of Opinion








The Montgomery Funds
600 Montgomery Street
San Francisco, California 94111

Ladies and Gentlemen:

           We understand that The Montgomery Funds, a Massachusetts business trust (the "Trust"), has filed with the Securities and Exchange Commission a Registration Statement on Form N-lA under the Securities Act of 1933 and the Investment Company Act of 1940. We also understand that, pursuant to said Registration statement, the Trust has elected to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1040.

           In connection with the registration of such shares, we have examined the Trust's Agreement and Declaration of Trust, its By-Laws, and the Registration Statement, as amended, or as proposed to be amended, including all exhibits thereto, as well as such other records and documents as we have deemed necessary. Based upon such examination, we are of the opinion that:

           1. The Trust has been duly organized and is validly  existing in good
standing  as  a  business   trust  under  the  laws  of  the   Commonwealth   of
Massachusetts; and

           2. The shares of beneficial interest in the Trust's initial series, the Montgomery Small Cap Fund, to be offered to the public have been duly authorized for issuance and will be legally issued, fully paid and non-assessable when said shares have been issued and sold in accordance with the terms and in the manner set forth in the Trust's Registration Statement, as amended.

           We hereby consent to the filing of this opinion as an exhibit to the Trust's Registration Statement and to the reference to our name in the documents comprising said Registration Statement.

                                                         Sincerely yours,

--------------------------------------------------------------------------------

                                   Item 23 (l)

                           Initial Capital Agreements:

                             Letter of Understanding

                               Re: Initial Shares

--------------------------------------------------------------------------------

The Montgomery Funds
600 Montgomery Street
San Francisco, California 94111

Gentlemen:

The undersigned hereby subscribes for the purchase of 10,000 shares of beneficial interest (the "Shares") of the Montgomery Small Cap Fund (the "Fund"), a separate series of The Montgomery Funds (the "Trust"), at $10.00 per share for a total investment of $100,000. In connection with said subscription, the undersigned hereby represents that:

         1. There is no present reason to anticipate any change in circumstances or any other occasion or event, which would cause the undersigned to sell or redeem the Shares shortly after the purchase thereof.

         2. There are no agreements or arrangements between the undersigned and the Trust, or any of its officers, trustees employees or the investment manager of the Fund, or any affiliated persons thereof with respect to the resale, future distribution or redemption of the Shares.

         3. The sale of the Shares will only be made by redemption to the Fund and not by a transfer to any third party without the consent of the Trust.

         4. The undersigned is aware that in issuing and selling these Shares, the Fund and the Trust are relying upon the aforementioned representations.

         5. The undersigned is fully aware that the organization expenses of the Fund,, including the costs and expenses of registration of the Shares, are being charged to the operation of the Fund over a period of five years, and that in the event the undersigned redeems any portion of these Shares prior to the end of said amortization period, the undersigned will reimburse the Fund for the pro rata share of the unamortized organization expenses (by a reduction of the redemption proceeds) in the same proportion as the number of Shares being redeemed bears to the total number of remaining initial Shares acquired by the undersigned hereunder.

                                            Montgomery Securities
                                            600 Montgomery Street
                                            San Francisco, California 94111


Dated: June 1, 1990                         By:  _______________________________

--------------------------------------------------------------------------------

                                   Item 23 (o)

                                     Form of

                              Amended and Restated

                               Multiple Class Plan

--------------------------------------------------------------------------------

                                     FORM OF
                              AMENDED AND RESTATED
                               MULTIPLE CLASS PLAN
                                       OF
                              THE MONTGOMERY FUNDS
                                       AND
                             THE MONTGOMERY FUNDS II


        This Amended and Restated Multiple Class Plan (this "Plan") amends and restates in its entirety the Multiple Class Plan of The Montgomery Funds originally adopted on August 25, 1995, as amended and restated on _________________, and as further amended. This Plan is required by Securities and Exchange Commission Rule 18f-3 promulgated under the Investment Company Act of 1940 (the "1940 Act").

        This Plan shall govern the terms and conditions under which The Montgomery Funds and The Montgomery Funds II (the "Trusts") may issue separate classes of shares representing interests in the series of the Trusts (the "Funds") listed on Appendix A. To the extent that a subject matter herein is covered by a Trust's Agreement and Declaration of Trust or Bylaws, the Agreement and Declaration of Trust and Bylaws will control in the event of any inconsistencies with the descriptions herein.

        SECTION 1. Rights and Obligations. Except as set forth herein, all classes of shares issued by a Fund shall have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations, and terms and conditions. The only differences among the various classes of shares relate solely to the following: (a) each class may be subject to different class expenses and sales charges as discussed under Section 3 of this Plan; (b) each class may bear a different identifying designation; (c) each class has exclusive voting rights with respect to matters solely affecting such class (except as set forth in Section 6 below); (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class.

         SECTION 2. Classes of Shares and Designation Thereof. Each Fund may offer any or all of the following classes of shares:

                         (a) Class A Shares. "Class A Shares" will be offered with a maximum initial sales charge of 5.50%, which will be reduced or waived for certain purchases as noted in the applicable Fund's Prospectus. Purchases of $1,000,000 or more may not be subject to an initial sales charge but instead may be subject to a contingent deferred sales charge ("CDSC"). Class A Shares will not be subject to a Rule 12b-1 distribution fee, but will be subject to a shareholder service fee of up to an annual rate of 0. 25 %.

                The current "Amended and Restated Share Marketing Plan of The Montgomery Funds and The Montgomery Funds II" and the "Shareholder Servicing Plan" shall be applicable to the Class A Shares.

                         (b) Class B Shares. "Class B Shares" will be offered at their net asset value without the imposition of a front-end sales load. Class B Shares will be subject to an ongoing Rule 12b-1 distribution fee of up to an annual rate of 0. 75 % and an ongoing shareholder servicing fee of up to an annual rate of 0.25% of the daily net assets attributable to the Class B Shares. Class B Shares will also be subject to a CDSC if they are redeemed within five years of purchase. At the beginning of the seventh year after issuance, Class B Shares will convert to Class A shares.

                The current "Amended and Restated Share Marketing Plan of The Montgomery Funds and The Montgomery Funds II" and the "Shareholder Servicing Plan" shall be applicable to the Class B Shares.

                         (c) Class C Shares. "Class C Shares" will be offered at their net asset value. Class C Shares will be subject to an ongoing distribution fee of 0.75% and an ongoing shareholder servicing fee of up to an annual rate of 0. 25 % of the daily net assets attributable to the Class C Shares. Class C Shares also are subject to a 1. 0 % CDSC if they are redeemed within one year of purchase. Class C Shares have no conversion feature.

                The current "Amended and Restated Share Marketing Plan of The Montgomery Funds and The Montgomery Funds II" and the "Shareholder Servicing Plan" shall be applicable to the Class C Shares.

                         (d) Class R Shares. "Class R Shares" will be offered at their net asset value without the imposition of a front-end sales load or CDSC. Class R Shares will not be subject to a Rule 12b- 1 distribution fee and will not be subject to a shareholder service fee.

                         (e) Class P Shares. "Class P Shares" will be offered at their net asset value without the imposition of a front-end sales load or CDSC.

                         Class P Shares will be subject to a Rule 12b-1 distribution fee at an annual rate of up to 0.25 % of the daily net assets attributable to the Class P Shares. Class P shares will not be subject to a shareholder service fee.

The  Class  P  Shares  may be  offered  only  to one or  more  of the  following categories of investors: (1) unaffiliated benefit plans such as qualified retirement plans, other than individual retirement accounts and self-employed retirement plans, or such other amounts as a Fund may establish and with such other characteristics as a Fund may establish, provided that any such unaffiliated benefit plans have a separate trustee who is vested with investment discretion as to plan assets, has limitations on the ability of plan beneficiaries to access their plan investments without incurring adverse tax consequences, and will not include self-directed plans; (2) tax-exempt retirement plans of Montgomery Asset Management, LLC (the "Manager") or its affiliates, consisting of qualified defined contribution plans maintained pursuant to Section 40 1 (a) of the Internal Revenue Code of 1986 (the "Code"), as amended, under which assets will be held in trust by a trustee and as to which employees will have limited pre-retirement access to assets; (3) banks and insurance companies that are not affiliated with the Manager purchasing for their own account; (4) investment companies not affiliated with the Manager or the Distributor; (5) endowment funds or non-profit organizations that are not affiliated with the Manager; (6) corporations, foundations and financial institutions; and (7) financial advisers and financial intermediaries that provide services to shareholders.

                         The current "Amended and Restated Share Marketing Plan for The Montgomery Funds and The Montgomery Funds II" shall be applicable to the Class P Shares.

                         (f) Class L Shares. The "Class L Shares" will be offered at their net asset value without the imposition of a front-end sales load or CDSC.

                         Class L Shares will be subject to a Rule 12b-1 distribution fee at an annual rate of up to 0.75 % of the daily net assets attributable to the Class L Shares. Class L Shares also may be subject to a shareholder service fee at an annual rate of up to 0. 25 % of the of the daily net assets attributable to the Class L Shares. All or any portion of that service fee is payable to financial intermediaries having agreements with the Distributor, the Trust or a Fund for the provision of continuing shareholder services to such financial intermediaries' customers who own Class L Shares.

                         The current "Amended and Restated Share Marketing Plan for The Montgomery Funds and The Montgomery Funds II" shall be applicable to the Class L Shares.

SECTION 3.        Allocation of Expenses.

                         (a) Class Expenses. Each class of shares may be subject to different class expenses consisting of: (1) front-end sales charges or CDSCS; (2) Rule 12b-1 plan distribution fees and shareholder service fees, if applicable to a particular class; (3) transfer agency and other recordkeeping costs to the extent allocated - to a particular class; (4) Securities and Exchange Commission ("SEC") and blue sky registration fees incurred separately by a particular class; (5) litigation or other legal expenses relating solely to a particular class; (6) printing and postage expenses related to the preparation and distribution of class specific materials such as shareholder reports, prospectuses and proxies to shareholders of a particular class; (7)
         expenses of administrative personnel and services as required to support the shareholders of a particular class; (8) audit or accounting fees or expenses relating solely to a particular class; (9) director fees and expenses incurred as a result of issues relating solely to a particular class and (10) any other expenses subsequently identified that should be properly allocated to a particular class, which shall be approved by the Board of Trustees (collectively, "Class Expenses").

                         (b) Other Expenses. Except for the Class Expenses discussed above (which will be allocated to the appropriate class), all expenses incurred by each Fund will be allocated to each class of shares on the basis of the net asset value of each class to the net asset value of the Trust or the Fund, as the case may be.

                         (c) Waivers and Reimbursements of Expenses. The Manager and any provider of services to the Funds may waive or reimburse the expenses of a particular class or classes, provided, however, that such waiver shall not result in cross-subsidization between classes.

SECTION 4. Allocation of Income. The Funds will allocate income and realized and unrealized capital gains and losses based on the relative net assets of each class of shares.

SECTION 5. Exchange Privileges. A class of shares of a Fund may be exchanged only for the same class of shares of another Fund. All exchanges will be subject to such conditions as may be imposed from time to time as disclosed in Appendix B.

SECTION 6. Conversions. At the beginning of the seventh year after issuance, each Class B Share will convert automatically into a Class A Share. Additionally, each Class P Share and Class L Share shall convert automatically to a Class R Share upon that Class P Share's or Class L Share's having been subject to the cumulative maximum permitted Rule 12b-1 fees under the applicable limitations of NASD Regulation, Inc. The conversion of such share shall be effected on the basis of net asset value without the imposition of a front-end sales load, CDSC or other charge. In no event will a class of shares automatically convert into shares of a class with a distribution arrangement that could be viewed as less favorable to the shareholder as measured by overall cost.

                  The implementation of this conversion feature is subject to the continuing availability of a ruling or regulations of the Internal Revenue Service, or of an opinion of counsel or tax adviser, stating that the conversion of one class of shares to another does not constitute a taxable event under federal income tax law. The conversion feature may be suspended if such a ruling, regulation or opinion is not available.

        SECTION 7. Effective When Approved. This Plan shall not take effect until a majority of the trustees of the Trust, including a majority of the trustees who are not interested persons of the Trust, find that the Plan, as proposed and including the expense allocations, is in the best interests of each class individually and the Trust as a whole.

         SECTION 8. Amendments. This Plan may not be amended to materially change the provisions of this Plan unless such amendment is approved in the manner specified in Section 7 above.

                                  APPENDIX A TO
                               MULTIPLE CLASS PLAN
                                       OF
                              THE MONTGOMERY FUNDS
                           AND THE MONTGOMERY FUNDS II


The Montgomery Funds
--------------------


















The Montgomery Funds II
-----------------------

                                  APPENDIX B TO
                               MULTIPLE CLASS PLAN
                                       OF
                              THE MONTGOMERY FUNDS
                           AND THE MONTGOMERY FUNDS II
                               EXCHANGE PRIVILEGES


SECTION 1. TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the Funds discussed herein may participate in exchanges as described below.

         An exchange is permitted only in the following circumstances:

         (a) if the Funds offer more than one class of shares, the exchange must be between the same class of shares (eg., Class R and Class P shares of a Fund cannot be exchanged for each other);

         (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Fund acquired through such exchange;

         (c) the shares of the Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides;

         (d) the exchange must be made between accounts having identical registrations and addresses;

         (e) the full amount of the purchase price for the shares being exchanged must have already been received by the Fund;

         (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the Fund;

         (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten days, and all other shares are held in an account for at least one day, prior to the exchange; and

         (h) certificates representing shares must be returned before shares can be exchanged.

                Because excessive exchanges can harm a Fund's  performance,  the
         Funds reserve the right to terminate, either temporarily or permanently, exchange privileges of any shareholder who makes more than four exchanges out of any one Fund during a twelve month period and to refuse an exchange into a Fund from which a shareholder has redeemed shares within the previous 90 days (accounts under common ownership or control and accounts with the same taxpayer identification number will be counted together. Exchanges out of the fixed income Funds are exempt. This limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials'). TI-c Funds reserve the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable effectively to invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. A shareholder's exchanges may be restricted or refused if a Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of that Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. Although the Funds attempt to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privileges of Fund shareholders in the future.

                THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY SUCH FL-NDS OR BY THE MANAGER OR DISTRIBUTOR AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

        Shares to be exchanged will be redeemed at their net asset value as determined at the close of business on the day that an exchange request in proper form (described below) is received, as described in the applicable prospectus. Exchange requests received after the required time will result in the redemption of shares at their net asset value as determined at the close of business on the next business day.

        In the event of unusual market conditions, a Fund reserves the right to reject any exchange request if, in the judgment of the Manager, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a Fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

         SECTION 2. FEES.  There is no fee for exchanges among the Funds.

         SEE  THE  APPLICABLE   PROSPECTUS  FOR  MORE  INFORMATION  ABOUT  SHARE
EXCHANGES.